280 PARK AVENUE

NEW YORK, NEW YORK 10017

CLASS A AND CLASS C SHARES

PROSPECTUS

Advisor

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

Telephone: (212) 832-3232

Transfer Agent

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Telephone: (800) 437-9912

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE

FUND’S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL

OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS

COMMITTING A CRIME.

MARCH 1, 2009

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of Cohen & Steers European Realty Shares, Inc. (the Fund) is total return through investment in European real estate equity securities. In pursuing total return, the Fund seeks both capital appreciation and current income. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so. There can be no assurance that the Fund will achieve its investment objective.

Under normal market conditions, the Fund invests at least 80%, and normally substantially all, of its net assets in common stocks and other equity securities issued by European real estate companies.

A real estate company generally derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or has at least 50% of its assets in such real estate. Real estate investment trusts (REITs) are companies that own interests in real estate or in real estate related loans or other interests, and revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties.

A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders. Some countries have a REIT structure very similar to the United States. Other countries have REIT structures that are different from the U.S. in terms of tax requirements/benefits or scope of qualifying business activities. In addition, there are other countries that have not adopted a REIT structure in any form, although some of these countries are considering adopting a REIT structure. The Fund may invest a significant percentage of its portfolio in European REITs and REIT-like entities (we use the term “REIT” to describe REITs and REIT-like entities). However, the Fund may also invest a significant percentage of its portfolio in other real estate companies.

Real estate equity securities include common stocks, preferred stocks and other equity securities issued by real estate companies, including REIT-like entities.

Under normal market conditions, the Fund will invest at least 80%, and normally substantially all, of its net assets in securities issued by real estate companies organized or located in Europe or doing a substantial amount of business in Europe. The Fund will allocate its assets among various countries in Europe (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business in Europe or has at least 50% of its assets in Europe as doing a substantial amount of business in Europe.

Under normal market conditions, the Fund intends to emphasize investments in developed countries, including, but not limited to, Austria, Finland, France, Germany, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom. However, the Fund may also invest without limit in companies located in emerging markets, such as those in Eastern Europe. For temporary defensive purposes, the Fund may invest as described below under Additional Investment Information—Defensive Positions.

WHO SHOULD INVEST

The Fund may be suitable for you if you are seeking:

•	to add an allocation to European real estate equity securities to your portfolio

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•	a fund that may perform differently than other types of stock or bond funds because of the Fund’s focus on European real estate companies

•	a fund offering the potential for both current income and long-term capital appreciation

The Fund is designed for long-term investors. You should not invest in the Fund unless your investment horizon is at least two months. The Fund will take reasonable steps to identify and reject orders from market timers. In addition, the Fund will charge a redemption fee on certain redemptions and exchanges. See How to Purchase and Sell Fund Shares—Frequent Purchases and Redemptions of Fund Shares and—How to Sell Fund Shares.

PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Real Estate Market Risk. Additionally, because the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management.

Interest Rate Risk. Interest rate risk is the risk that preferred securities, and to a lesser extent dividend-paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The Fund’s investment in such securities means that the net asset value (NAV) and market price of the Fund’s common shares may tend to decline if market interest rates rise.

Foreign (Non-U.S.) Securities Risk. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Emerging Markets Risk. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. A small number of companies representing a limited number of industries may account for a significant percentage of an emerging market country’s overall market and trading volume. Emerging market countries may have political and social uncertainties, and their economies may be over-dependent on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices. Emerging market countries may have overburdened infrastructure and obsolete or unseasoned financial systems, environmental problems, less developed legal systems and less reliable custodial services and settlement practices.

Foreign Currency Risk. The Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

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Smaller Companies. Even the larger real estate companies may be small- to medium-sized companies in relation to the equity markets as a whole. Real estate equity share prices therefore can be more volatile than, and perform differently from, those of larger company stocks. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller company’s stock price than is the case for a larger company.

Non-diversification. As a “non-diversified” investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HISTORICAL FUND PERFORMANCE

You should review the following information regarding the past performance of the Fund. It shows how the Fund’s investment return can change from year to year and how the Fund’s returns can vary from the performance of selected broad market indexes over various time periods. This information is intended to give you some indication of the risk associated with an investment in the Fund. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.

This chart shows the annual total return for the Fund’s Class A shares for the one full calendar year since Class A shares of the Fund commenced operations, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. This chart does not reflect the sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.

ANNUAL TOTAL RETURN

Highest quarterly return during this period:    7.79% (quarter ended March 31, 2008)

Lowest quarterly return during this period:     –34.16% (quarter ended December 31, 2008)

*	The annual returns for the Class C shares of the Fund are substantially similar to the annual returns of the Class A shares, because the assets of both classes are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses.

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This table shows the average annual total returns of the Fund’s Class A and C shares for the past year, and the period since the Fund commenced operations, and compares these returns with the performance of one index. Index performance does not reflect deduction for fees, expenses or taxes. After-tax returns are shown for Class A shares only. After-tax returns for Class C shares will vary.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns

(for periods ended December 31, 2008)

	1 Year		Since Inception**
Class A Shares
Return Before Taxes	(51.18	)%(a)	(46.44	)%(a)
Return After Taxes on Distributions	(51.14)%		(46.44)%
Return After Taxes on Distributions and Sale of Fund Shares	(32.77)%		(37.67)%
Class C Shares
Return Before Taxes	(49.80	)%(b)	(45.38)%
FTSE EPRA/NAREIT Europe Index*	51.13%		(45.45)%

*	The FTSE EPRA/NAREIT Europe Index is an unmanaged portfolio of approximately 84 constituents from 13 countries in the Europe region. Performance figures include reinvestment of income dividends and, for the Fund, capital gains distributions. You should note that the Fund is a professionally managed mutual fund while the indexes are unmanaged, do not incur expenses and are not available for investment.

**	The inception date was April 13, 2007.

(a)	Returns reflect the imposition of a front end sales load of 4.50%. Without the sales load, the returns would have been (48.88)% for the year ended December 31, 2008 and (44.98)% since inception.

(b)	Return includes a deferred sales charge of 1%. Without the deferred sales charge, the total return would have been (49.29)%.

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FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.

	Class A	Class C
Shareholder Fees (fees paid directly from your investment):
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%(1)	0%
Maximum sales charge (load) imposed on reinvested dividends (and other distributions) (as a percentage of offering price)	0%	0%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	0%(2)	1% in 1st year
Redemption Fee (as a percentage of redemption proceeds; also imposed on exchanges)	2.00% during the first 60 days; 0% thereafter(3)	0%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
	Class A	Class C
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%
Service Fee	0.10%	0.25%
Other Expenses(4)	2.69%	2.77%

Total Annual Fund Operating Expenses	4.04%	4.77%
Fee Waiver/Expense Reimbursement(5)	(2.24)%	(2.32)%

Net Annual Fund Operating Expenses(5)	1.80%	2.45%

(1)	Sales charges are reduced or eliminated for purchases of $100,000 or more.

(2)	A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following a purchase without a sales charge. See How to Sell Fund Shares—Payment of Redemption Proceeds for additional information.

(3)	The redemption fee is charged only to certain investors that are authorized to purchase Class A shares at NAV without regard to investment amount.

(4)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in other investment companies, which constitute less than 0.01%.

(5)	Through October 31, 2009, Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund’s total annual operating expenses at 1.80% for the Class A shares and 2.45% for the Class C shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the Advisor did not reimburse expenses after the first year (in the first year, expenses are based on the net amount pursuant to the contractual agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$625	$1,429	$2,248	$4,367
Class C shares
Assuming redemption at the end of the period	348	1,229	2,214	4,696
Assuming no redemption at the end of the period	248	1,229	2,214	4,696

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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

OBJECTIVE

The investment objective of the Fund is total return through investment in European real estate equity securities. The Fund pursues its investment objective of total return by seeking capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so. Shareholders will be provided with at least 60 days prior written notice of any change to the Fund’s investment objective. The Fund will, of course, concentrate its investments in the real estate industry.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80%, and normally substantially all, of its net assets in securities issued by real estate companies organized or located in Europe or doing a substantial amount of business in Europe. The Fund will allocate its assets among various countries in Europe (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business in Europe or has at least 50% of its assets in Europe as doing a substantial amount of business in Europe.

Under normal market conditions, the Fund intends to emphasize investments in developed countries, including, but not limited to, Austria, Finland, France, Germany, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom. However, the Fund may also invest without limit in companies located in emerging markets, such as those in Eastern Europe. For temporary defensive purposes, the Fund may invest as described below under Additional Investment Information—Defensive Positions.

In managing the Fund’s portfolio, the Advisor, and Cohen & Steers UK Limited (Cohen & Steers UK) and Cohen & Steers Europe S.A. (Cohen & Steers Europe), the Fund’s subadvisors (the Subadvisors), adhere to an integrated, bottom-up, relative value investment process to achieve the total return objective. A proprietary valuation model ranks European securities on price-to-NAV, which the Advisor and Subadvisors believe is the primary determinant of real estate security valuation, and guides a bottom-up portfolio construction process. Analysts incorporate both quantitative and qualitative analysis in their NAV estimates. The company research process includes an evaluation of management, strategy, property quality, financial strength and corporate structure. In addition to the NAV model, portfolio managers may use secondary valuation tools including cash flow multiple/growth or discounted cash flow models. Judgments with respect to risk control, diversification, liquidity and other factors overlay the model’s output and drive the portfolio managers’ investment decisions.

The following are the Fund’s principal investment strategies. A more detailed description of the Fund’s investment policies and restrictions and more detailed information about the Fund’s investments are contained in the Fund’s statement of additional information (SAI).

Real Estate Companies

For purposes of the Fund’s investment policies, a real estate company is one that:

•	derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate

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or

•	has at least 50% of its assets in such real estate

The equity securities in which the Fund invests can consist of:

•	common stocks (including REIT shares)

•	rights or warrants to purchase common stocks

•	securities convertible into common stocks where the conversion feature represents, in the view of the Adviser or a Subadviser, a significant element of the securities’ value

•	preferred stocks

Real Estate Investment Trusts (REITs)

REITs are companies that own interests in real estate or in real estate related loans or other interests and revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders.

Foreign (Non-U.S.) Real Estate Companies

The Fund invests in non-U.S. real estate companies, including REITs. These companies may have characteristics that are similar to a U.S. REIT. Certain other countries have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to shareholders and meet certain other requirements. The Fund is not limited to investing in foreign-domiciled REIT-like entities, although it is expected that the Fund will invest a significant percentage of its portfolio in these types of entities.

Depositary Receipts

The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. GDRs, in bearer form, are designated for use outside the United States. EDRs, in bearer form, are designed for use in the European securities markets.

ADDITIONAL INVESTMENT INFORMATION

In addition to the principal investment strategies described above, the Fund has other investment practices that are described here and in the SAI.

Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.

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Other Investments

The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

Defensive Position

When it is believed that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objective and invest all or any portion of its assets in short-term high-grade fixed income securities, without regard to whether the issuer is a real estate company. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. The Fund also files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) on Form N-Q as of the end of its first and third fiscal quarters. The Fund’s full portfolio holdings are published semi-annually in reports sent to shareholders and filed with the SEC on Form N-CSR and such reports are made available at http://www.cohenandsteers.com in the “Our Funds” section, generally within 60 days after the end of each semi-annual period. The Fund also posts an uncertified list of portfolio holdings on the Web site, no earlier than 15 days after the end of each calendar quarter. The holdings information remains available until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information is current. In addition to information on portfolio holdings, other fund statistical information may be found on the Cohen & Steers Funds’ Web site or by calling 800-330-7348.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Because prices of equity securities fluctuate from day to day, the value of the Fund’s portfolio and the price per share will vary based upon general market conditions and the value of the securities held in the Fund’s portfolio.

General Risks of Securities Linked to the Real Estate Industry

The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, because of its policy of concentration in the securities of companies in the real estate industry, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate

•	risks related to general and local economic conditions

•	possible lack of availability of mortgage funds

•	overbuilding

•	extended vacancies of properties

•	increased competition

•	increases in property taxes and operating expenses

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•	changes in zoning laws

•	losses due to costs resulting from the clean-up of environmental problems

•	liability to third parties for damages resulting from environmental problems

•	casualty or condemnation losses

•	limitations on rents

•	changes in neighborhood values and the appeal of properties to tenants

•	changes in interest rates

Thus, the value of the Fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

In addition to these risks, real estate companies may be affected by changes in the value of the underlying property owned or by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax free pass-through of income. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger real estate companies in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks. Accordingly, real estate company shares can be more volatile than—and at times will perform differently from—large company stocks such as those found in the Dow Jones Industrial Average.

General Risks of Foreign (Non-U.S.) Securities

Investing in foreign securities involves certain risks not involved in domestic investments, including, but not limited to:

•	future foreign economic, financial, political and social developments;

•	different legal systems;

•	the possible imposition of exchange controls or other foreign governmental laws or restrictions;

•	less governmental supervision;

•	regulation changes;

•	changes in currency exchange rates;

•	less publicly available information about companies due to less rigorous disclosure or accounting standards or regulatory practices;

•	high and volatile rates of inflation;

•	fluctuating interest rates;

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•	different accounting, auditing and financial record-keeping standards and requirements; and

•	dividend income the Fund receives from these foreign securities may not be eligible for the special tax treatment applicable to qualified income.

Investments in foreign securities, especially in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

•	the possibility of expropriation of assets;

•	confiscatory taxation;

•	difficulty in obtaining or enforcing a court judgment;

•	economic, political or social instability; and

•	diplomatic developments that could affect investments in those countries.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

•	growth of gross domestic product;

•	rates of inflation;

•	capital reinvestment;

•	resources;

•	self-sufficiency; and

•	balance of payments position.

To the extent the Fund’s investments are concentrated in a geographic region or country, the Fund will be subject, to a greater extent than if the Fund’s assets were less concentrated, to the risks of adverse changes in that region or country. In addition, certain investments in foreign securities also may be subject to foreign withholding taxes.

Risks of Investing in REITs

In addition to the risks of securities linked to the real estate industry, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, U.S. REITs could possibly fail to qualify for tax free passthrough of income under the Internal Revenue Code of 1986, as amended (the Code), or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (1940 Act). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its

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obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Emerging Markets Risk

The Fund is not limited in the extent to which it may invest in securities of companies domiciled in so-called “emerging markets” (or lesser developed countries), and investments in such securities are particularly speculative. Investing in securities of companies in emerging markets may entail special risks relating to potential political, economic or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested. Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

As a result of these potential risks, the Advisor or a Subadvisor may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Advisor or a Subadvisor, have had no or limited prior experience.

Foreign Currency Risk

Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may engage in various investments that are designed to hedge the Fund’s foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

Smaller Companies

Even the larger real estate companies may be small- to medium-sized companies in relation to the equity markets as a whole. Real estate equity share prices therefore can be more volatile than, and perform differently from, those of larger company stocks. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller company’s stock price than is the case for a larger company.

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Portfolio Turnover

The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Advisor or a Subadvisor, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See Additional Information—Tax Considerations.

MANAGEMENT OF THE FUND

THE ADVISOR AND SUBADVISORS

Cohen & Steers Capital Management, Inc., located at 280 Park Avenue, New York, New York 10017, has been retained as the Fund’s investment advisor. The Advisor has overall responsibility for directing the Fund’s investments and handling its business affairs, and for supervising each Subadvisor.

The Advisor, a registered investment advisor, was formed in 1986 and its clients include pension plans, endowment funds and investment companies, including each of the open-end and closed-end Cohen & Steers funds. As of December 31, 2008, the Advisor managed approximately $15.1 billion in assets. The Advisor is a wholly owned subsidiary of Cohen & Steers, Inc. (CNS), a publicly traded company whose common stock is listed on the New York Stock Exchange under the symbol “CNS.”

Under its Investment Advisory Agreement with the Fund, the Advisor furnishes a continuous investment program for the Fund’s portfolio, and generally oversees the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The Advisor performs certain administrative services for the Fund and provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Directors of the Fund, may also be directors, officers, or employees of the Advisor. The Advisor and Subadvisors also select brokers and dealers to execute the Fund’s portfolio transactions.

For its services under the Investment Advisory Agreement, the Fund pays the Advisor a monthly management fee at the annual rate of 1.00% of the average daily NAV of the Fund. This fee is allocated among the separate classes based on the classes’ proportionate shares of such average daily NAV. In addition to this investment advisory fee, the Fund pays other operating expenses, which may include but are not limited to, administrative, transfer agency, custodial, legal and accounting fees. As a result of an expense limitation agreement, the Advisor waived its advisory fee for the fiscal year ended October 31, 2008.

Cohen & Steers UK Limited, with offices located at 21 Sackville Street, 4th Floor, London, U.K. has also been retained as a sub-advisor for the Fund. Cohen & Steers UK provides investment advisory and research services to the Advisor and Cohen & Steers Europe in connection with managing the Fund’s investments in Europe.

Cohen & Steers UK, a registered investment advisor, was formed in 2006 and is a wholly owned subsidiary of Cohen & Steers, Inc., the parent company of the Advisor (“CNS”).

Cohen & Steers Europe S.A. (formerly, Houlihan Rovers S.A.), with offices located at 166 Chausee de la Hulpe, Brussels, Belgium, also has been retained as sub-advisor for the Fund. Cohen & Steers Europe

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provides investment research and advisory services with respect to European real estate companies and provides trade order execution services for the Fund. Cohen & Steers Europe was formed in February 2000 and is a registered investment advisor. Cohen & Steers Europe is a wholly owned subsidiary of CNS.

The fees of each Subadvisor will be paid by the Advisor (and not the Fund) out of its investment advisory fee.

A discussion regarding the Board of Directors’ basis for approving the management agreement and sub-advisory agreements is included in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2008.

PORTFOLIO MANAGERS

The Fund’s portfolio managers are:

•

Martin Cohen—Mr. Cohen is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS, and co-founded the Advisor in 1986. Mr. Cohen also is a vice president of Cohen & Steers Securities, LLC, the Fund’s distributor (the Distributor).

•

Robert H. Steers—Mr. Steers is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS, and co-founded the Advisor in 1986. Mr. Steers also is a vice president of the Distributor.

•

Joseph M. Harvey—Mr. Harvey is a vice president of the Fund. He joined the Advisor in 1992 and currently serves as president of the Advisor and CNS. Mr. Harvey also is the Advisor’s global chief investment officer.

•	Gerios J.M. Rovers—Mr. Rovers is a managing director and chief investment officer of Cohen & Steers Europe. Prior to that, he was a managing director at Security Capital Group in Brussels, Belgium.

•

Scott Crowe—Mr. Crowe joined the Advisor in 2007 and currently serves as senior vice president and global research strategist. Prior to that, Mr. Crowe was an executive director at UBS and served as head of U.S. REITs and as a global strategist. He also worked at UBS Warburg as a real estate analyst.

The Advisor and Subadvisors utilize a team-based approach in managing the Fund. Mr. Cohen, Mr. Steers and Mr. Harvey are the leaders of this team. Messrs. Rovers and Crowe direct and supervise the execution of the Fund’s investment strategy, and lead and guide other members of the investment team. Messrs. Cohen, Steers, Harvey and Rovers have been Fund portfolio managers since the Fund’s inception. Mr. Crowe has been a Fund portfolio manager since 2008.

All of the Fund’s portfolio managers collaborate with respect to the process for allocating the Fund’s assets among specific countries and investments in the various regions and countries.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of securities in the Fund.

HOW TO PURCHASE AND SELL FUND SHARES

PRICING OF FUND SHARES

The price at which you can purchase and redeem each class of the Fund’s shares is the NAV of that class of shares next determined after we receive your order in proper form, less any applicable sales charge or redemption fee. Proper form means that your request includes the Fund name and account number,

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states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered on the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed.

We calculate our NAV per share as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. eastern time, on each day the NYSE is open for trading. Thus, purchase and redemption orders must be received in proper form by the close of trading on the NYSE in order to receive that day’s NAV; orders received after the close of regular trading on the NYSE will receive the next day’s NAV. The Fund has authorized one or more brokers to accept on its behalf purchase (and redemption) orders, and these brokers are authorized to designate other intermediaries on the Fund’s behalf. The Fund will be deemed to have received a purchase (or redemption) order when an authorized broker, or that broker’s designee, accepts the order, and that order will be priced at the next computed NAV after this acceptance. We determine NAV per share for each class by dividing that class’s share of the NAV of the Fund (i.e. its assets less liabilities) by the total number of outstanding shares of that class.

Investments in securities that are listed on the NYSE are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges or admitted to trading on The NASDAQ Stock Market, Inc. (NASDAQ) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National List, are valued at the official closing prices as reported by NASDAQ, the Pink Sheets, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the Advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the

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close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Because the Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Fund does not price its shares, the value of securities held in the Fund may change on days when you will not be able to purchase or redeem Fund shares.

The Fund reserves the right to reject any purchase order and to withdraw or suspend the offering of shares at any time. The Fund may also request additional information from you in order to verify your identity. If you do not provide this information or if such information cannot be verified, we reserve the right to close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.

PURCHASING THE CLASS OF FUND SHARES THAT IS BEST FOR YOU

Mutual funds typically incur costs for the distribution and servicing of their shares. Many funds pay for these costs by charging a variety of fees to their shareholders. Some of the most common fees include:

• Initial Sales Loads	A percentage fee deducted from your initial investment.

• Contingent Deferred Sales Charges	A percentage fee deducted from your sales proceeds based on the length of time you own your shares.

• Distribution (12b-1) Fees	An annual percentage fee used to pay for distribution expenses.

• Service Fees	An annual percentage fee used to pay for the cost of servicing shareholder accounts.

• Redemption Fee	A percentage fee deducted from your redemption amount.

This Prospectus offers two separate classes of shares to give you flexibility in choosing a fee structure that is most beneficial to you. Each class represents an investment in the same portfolio of securities, but as described below, the classes utilize a combination of the above fees and other features to suit your investment needs. Since each investor’s financial considerations are different, you should speak with your financial advisor to help you decide which share class is best for you.

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CLASS A SHARES

•	Initial Sales Loads—The following initial sales loads apply to Class A shares:

	SALES CHARGE AS A PERCENTAGE OF
INVESTMENT AMOUNT	OFFERING PRICE*	NET AMOUNT INVESTED
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1 million	2.25%	2.30%
$1 million or more	None	None

*	“Offering Price” is the amount you actually pay for Fund shares; it includes the initial sales charge.

•

Contingent Deferred Sales Charge (CDSC)—None, but if you invest $1,000,000 or more in Class A shares and sell those shares within one year of their purchase, you may pay a charge equal to 1% of the lesser of the current NAV or the original cost of the shares that you sell.

•	Distribution (12b-1) Fees—0.25% of average daily net assets annually.

•	Service Fees—0.10% of average daily net assets annually.

You may want to purchase Class A shares if:

•	you prefer to pay an initial sales load and have the benefit of lower continuing fees

•	you expect to maintain your investment for an extended period of time

•	you qualify for a reduced initial sales load due to the size of your investment

Reducing Your Initial Sales Load. As shown in the table above, the size of your investment in Class A shares will affect the initial sales load that you pay. The Fund offers certain methods, which are described below, that you can use to reduce the initial sales load.

Aggregating Accounts. The size of the total investment applies to the total amount being invested by any person, which includes:

•	you, your spouse and children under the age of 21;

•	a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account although more than one beneficiary is involved; and

•	any U.S. bank or investment advisor purchasing shares for its investment advisory clients.

Rights of Accumulation. A person (defined above) may take into account not only the amount being invested, but also the current NAV of the shares of the Fund and shares of other Cohen & Steers open-end funds that impose sales charges (eligible funds) already held by such person in order to reduce the sales charge on the new purchase.

Letter of Intention. You may reduce your Class A sales charge by establishing a letter of intention. A letter of intention allows a person (defined above) to aggregate purchases of shares of the Fund and other eligible funds during a 12-month period in order to reduce the sales charge. All shares of the Fund and other eligible funds currently owned will be credited as purchases toward completion of the letter at the greater of their NAV on the date the letter is executed or their cost. You should retain any records necessary to substantiate cost basis because the Fund, the Transfer Agent or your dealer or financial intermediary may not maintain this information. Capital appreciation and reinvested dividends and capital gains distributions do not count toward the required purchase amount during this 12-month period.

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At the time of your purchase, you must inform the Fund, your dealer or other financial intermediary of any other investment in the Fund or in other eligible funds that would count toward reducing your sales load. This includes, for example, investments held in a retirement account, an employee benefit plan, or at a dealer or other financial intermediary other than the one handling your current purchase. In addition, you may be asked to provide supporting account statements or other information to allow us to verify your eligibility for a discount. If you do not let the Fund, your dealer or other intermediary know that you are eligible for a discount, you may not receive the discount to which you are otherwise entitled.

You may obtain more information about sales charge reductions and waivers from http://www.cohenandsteers.com, the SAI or your dealer or financial intermediary.

Sales at Net Asset Value. Class A shares of the Fund may be sold at NAV (i.e., without a sales charge) to certain investors without regard to investment amount, including investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services (NAV Purchases). See the SAI for additional information on NAV Purchases.

The Fund will charge a redemption fee of 2.00% of the value of any Class A shares redeemed or exchanged within 60 days of the time of any NAV Purchase (other than those shares acquired through reinvestment of dividends or other distributions) as described below under How to Sell Fund Shares—Other Redemption Information—Payment of Redemption Proceeds.

Dealer Commission. The Distributor may pay dealers a commission of up to 1% on investments of $1 million or more in Class A shares.

Higher Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class A shares bear lower annual distribution and other expenses, they will tend to pay higher dividends than Class C shares.

Reinstatement Privilege. If you redeem your Class A shares and then decide to reinvest in Class A shares, you have a one-time option to, within 120 calendar days of the date of your redemption, use all or any part of the proceeds of the redemption to reinstate, free of an initial sales load, all or any part of your investment in Class A shares of the Fund. If you redeem your Class A shares and your redemption was subject to a contingent deferred sales charge, you may reinstate all or any part of your investment in Class A shares within 120 calendar days of the date of your redemption and receive a credit for the applicable contingent deferred sales charge that you paid. Your investment will be reinstated at the NAV per share next determined after we receive your request. The Transfer Agent must be informed that your new purchase represents a reinstated investment. Reinstated shares must be registered exactly and be of the same class as the shares previously redeemed, and the Fund’s minimum initial investment amount must be met at the time of reinstatement. The ability of a shareholder to utilize the reinstatement privilege is subject to the Fund’s right to reject any purchase or exchange order if it believes such shareholder is engaged in or has engaged in, market timing or other abusive trading practices.

CLASS C SHARES

•	Initial Sales Loads—None.

•	CDSC—You may pay a charge equal to 1% of the lesser of the current NAV of your shares or their original cost if you sell your shares within one year of their purchase.

•	Distribution (12b-1) Fees—0.75% of average daily net assets annually.

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•	Service Fees—0.25% of average daily net assets annually.

You may want to purchase Class C shares if:

•	you prefer to have all of your assets invested initially

•	you are uncertain as to the length of time you intend to hold your shares of the Fund

The following is additional information about Class C shares:

Dealer Commission. The Distributor may pay a commission of up to 1% to dealers who sell Class C shares.

No Automatic Conversion Feature. Although as a Class C shareholder you benefit from a shorter CDSC period, your investment will be subject to higher distribution fees for an indefinite period of time, and potentially costing you more than owning Class A shares.

Lower Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class C shares bear higher annual distribution and other expenses than Class A shares, they will tend to pay lower dividends than Class A shares.

Each class has advantages and disadvantages for different investors. You should choose the class that best suits your circumstances and objectives.

DEALER COMPENSATION

Dealers will be paid a commission when you buy shares and may also be compensated through the distribution and service fees that the Fund charges to shareholders. In addition, dealers may charge the Advisor fees for administrative and other services that such dealers provide to Fund shareholders, which the Advisor will pay from its own resources.

A NOTE ON CONTINGENT DEFERRED SALES CHARGES

For purposes of determining the CDSC, if you sell only some of your shares, shares that are not subject to any CDSC will be sold first (e.g., shares acquired through reinvestment of distributions and shares held longer than the required holding period), followed by shares that you have owned the longest. All CDSCs will be waived on redemptions of shares following the death or disability of a shareholder or to meet the requirements of certain qualified retirement plans. See the SAI for more information.

INSTITUTIONAL CLASS

In addition to offering Class A and Class C shares, the Fund also offers Class I shares, which are described in a separate prospectus and are available for purchase only by certain investors. The Class I shares do not have a front-end sales load or a CDSC, and are not subject to distribution plan expenses. To obtain the prospectus that describes the Fund’s Class I shares, contact the Fund or the Distributor by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.

PURCHASE MINIMUMS

You may open an account with the Fund with a minimum investment of $1,000. Additional investments must be at least $250. We are free to reject any purchase orders and we reserve the right to waive or change these minimum investment requirements. You can purchase the Fund’s shares

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through authorized dealers or directly through the Distributor. For accounts opened directly through the Distributor, a completed and signed Subscription Agreement is required for the initial account opened with the Fund.

FORM OF PAYMENT

We will accept payment for shares in three forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or federal reserve wire of federal funds.

PURCHASES OF FUND SHARES

Initial Purchase By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund

•	class of shares

•	name(s) in which shares are to be registered

•	address

•	social security or tax identification number (where applicable)

•	dividend payment election

•	amount to be wired

•	name of the wiring bank

•	name and telephone number of the person to be contacted in connection with the order

The Transfer Agent will assign you an account number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA #00289942

Attn: Cohen & Steers European Realty Shares, Inc.

For further credit to: (Account name)

Account Number: (provided by the Transfer Agent)

3. Complete the Subscription Agreement included in the center of this Prospectus. Mail the Subscription Agreement to the Transfer Agent:

Boston Financial Data Services

Attn: Cohen & Steers Funds

P.O. Box 8123

Boston, Massachusetts 02266-8123

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Initial Purchase By Mail

1. Complete the Subscription Agreement included in the center of this Prospectus.

2. Mail the Subscription Agreement and a check in at least the required minimum amount per class purchased (see Purchase Minimums above), payable to the Fund, to the Transfer Agent at the above address.

Additional Purchases By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund

•	class of shares

•	account number

•	amount to be wired

•	name of the wiring bank

•	name and telephone number of the person to be contacted in connection with the order

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA #00289942

Attn: Cohen & Steers European Realty Shares, Inc.

For further credit to: (Account Name)

Account Number: (provided by the Transfer Agent)

Additional Purchases By Mail

1. Make a check payable to the Fund in at least the required minimum amount (see Purchase Minimums above). Write your Fund account number and the class of shares to be purchased on the check.

2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the Transfer Agent at the address set forth above.

Purchases by ACH

You may purchase additional shares of the Fund by automated clearing house (ACH). To elect the Auto-Buy option, select it on your Subscription Agreement or call the Transfer Agent and request an optional shareholder services form. ACH is similar to the pre-authorized investment plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH. If you are interested in this option, please call (800) 437-9912.

PURCHASES THROUGH DEALERS

You may purchase the Fund’s shares through selected authorized dealers and other financial intermediaries.

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Financial service firms that do not have a sales agreement with the Distributor also may place orders for purchases of the Fund’s shares, but may charge you a transaction fee in addition to the applicable initial sales charge.

Dealers and financial service firms are responsible for promptly transmitting purchase orders to the Distributor. These dealers and financial service firms may also impose charges for handling transactions placed through them that are in addition to the sales charges or any other charges described in this Prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or financial service firm for more information about any additional charges that may apply.

PURCHASES THROUGH THE DISTRIBUTOR

You may purchase shares of the Fund through the Distributor by mailing a check made payable to Cohen & Steers European Realty Shares, Inc. along with the completed Subscription Agreement to Cohen & Steers European Realty Shares, Inc. c/o Boston Financial Data Services, P.O. Box 8123, Boston, Massachusetts 02266-8123. The Distributor will deduct any applicable sales charge from your payment.

AUTOMATIC INVESTMENT PLAN

The Fund’s automatic investment plan (the Plan) provides a convenient way to invest in the Fund. Under the Plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of the Subscription Agreement included in this Prospectus or contact your dealer. The market value of the Fund’s shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the Plan at any time by notifying the Fund by mail or telephone at the address or number on the back cover of this Prospectus.

EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of other Cohen & Steers open-end funds, provided that you meet applicable investment minimums. If you exchange Fund shares for shares of another Cohen & Steers open-end fund that imposes sales charges, you must exchange into shares of the same class of such other fund. In computing the holding period for purposes of the contingent deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by the permitted exchange, assuming you exchange into shares of the same class. If you exchange Fund shares for shares of another Cohen & Steers fund that does not impose any sales charges or for shares of SsgA Money Market Fund (described below), then that exchange will be subject to any applicable contingent deferred sales charges. Similarly, if you exchange shares of another Cohen & Steers fund that does not impose any sales charges or exchange shares of SsgA Money Market Fund for shares of the Fund, then that exchange will be subject to applicable initial sales charges.

The Fund will charge a 2.00% redemption fee on certain Class A exchange transactions. See How to Sell Fund Shares—Other Redemption Information—Payment of Redemption Proceeds.

The Fund also makes available for exchange shares of SSgA Money Market Fund, which is advised by State Street Bank and Trust Company. You may request a prospectus and application for the SSgA Money Market Fund by calling (800) 437-9912. Please read the prospectus carefully before you invest.

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An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See Additional Information—Tax Considerations. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring. Certain dealers may limit or prohibit your right to use the exchange privilege and may charge you a fee for exchange transactions placed through them.

We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or revoke the exchange privilege for all shareholders upon 60 days prior written notice and this privilege may be revoked immediately with respect to any shareholder if the Fund believes that this shareholder is engaged in, or has engaged in, market timing or other abusive trading practices. For additional information concerning exchanges, or to make an exchange, please call the Transfer Agent at (800) 437-9912.

HOW TO SELL FUND SHARES

You may sell or redeem your shares through authorized dealers or through the Transfer Agent. If your shares are held in your dealer’s “street name,” you must redeem your shares through your dealer.

Redemptions Through Dealers

If you have an account with an authorized dealer, you may submit a redemption request to that dealer. Dealers are responsible for promptly transmitting redemption requests to the Distributor. Dealers may impose charges for handling redemption transactions placed through them that are in addition to the sales charges or any other charges described in this Prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer for more information about any additional charges that may apply.

Redemption By Telephone

To redeem shares by telephone, call the Fund’s Transfer Agent at (800) 437-9912. In order to be honored at that day’s price, we must receive any telephone redemption requests by the close of trading on the NYSE, generally 4:00 p.m., eastern time. If we receive your telephone redemption request after the close of trading on the NYSE, your redemption request will be honored at the next day’s price.

If you would like to change your telephone redemption instructions, you must send the Transfer Agent written notification signed by all of the account’s registered owners, accompanied by signature guarantee(s), as described below.

We may modify or suspend telephone redemption privileges without notice during periods of drastic economic or market changes. We have adopted reasonable procedures that are designed to ensure that any telephonic redemption instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or terminate the telephone redemption privilege at any time on 30 days notice to shareholders.

Redemption By Mail

You can redeem Fund shares by sending a written request for redemption to the Transfer Agent:

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Attn: Cohen & Steers European Realty Shares, Inc.

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A written redemption request must:

•	state the number of shares or dollar amount to be redeemed

•	identify your account number and tax identification number

•	be signed by each registered owner exactly as the shares are registered

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the Transfer Agent together with a redemption request.

For redemptions made by corporations, executors, administrators or guardians, the Transfer Agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the Transfer Agent at (800) 437-9912.

The Transfer Agent will not consider your redemption request to be properly made until it receives all required documents in proper form.

OTHER REDEMPTION INFORMATION

Payment of Redemption Proceeds. The Fund will send you redemption proceeds by check. If you made an election on the Subscription Agreement to receive redemption proceeds by wire, the Fund will send the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The Transfer Agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The Fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more. The Fund may suspend the right of redemption or postpone the date of payment if trading is halted or restricted on the NYSE or under other emergency conditions described in the 1940 Act.

The Fund will charge a redemption fee of 2.00% of the value of any Class A shares redeemed or exchanged within 60 days of the time of any NAV Purchase (other than those shares acquired through reinvestment of dividends or other distributions). For purposes of calculating the redemption fee, Class A shares that are held longer than 60 days, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first. The redemption fee may not apply for redemptions or exchanges of shares in the following circumstances: (i) held in certain omnibus accounts, including retirement, pension, profit sharing and other qualified plans, as well as bank or trust company accounts, (ii) held through firm-sponsored, discretionary asset allocation or wrap programs or other fee-based programs that utilize a periodic rebalancing of assets and that the Fund determines are not designed to facilitate short-term trading, (iii) due to the death or disability of a shareholder, (iv) in connection with required distributions and certain other transactions in an individual retirement account or qualified retirement plan and (v) by certain other accounts in the absolute discretion of the Fund when a shareholder can demonstrate hardship. The Fund reserves the right to modify or eliminate these waivers at any time.

In addition to the circumstances noted above, the Fund reserves the right to grant additional waivers based on such factors as operational limitations, contractual limitations and further guidance from the SEC or other regulators.

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If your shares are held through a financial intermediary in an omnibus or other group account, the Fund relies on the financial intermediary to assess the redemption fee on underlying shareholder accounts. The application of redemption fees and exemptions may vary and certain intermediaries may not apply the exceptions listed above. If you invest through a financial intermediary, please contact your intermediary for more information regarding when redemption fees will be applied to the redemption of your shares.

Signature Guarantee. You may need to have your signature guaranteed in certain situations, such as:

•	written requests to wire redemption proceeds (if not previously authorized on the Subscription Agreement);

•	sending redemption proceeds to any person, address or bank account not on record;

•	transferring redemption proceeds to a Cohen & Steers fund account with a different registration (name/ownership) from yours; and

•	establishing certain services after the account is opened.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers and other guarantors acceptable to the Fund. The Fund cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Redemption of Small Accounts. If your Fund account has a value of $1,000 or less as the result of any voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value to $1,000 (the minimum purchase amount) or more and avoid having the Fund automatically liquidate your account.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund is designed for long-term investors with investment horizons of at least two months. Excessive trading, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm portfolio performance. For example, in order to handle large flows of cash into and out of a fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund’s performance. Additionally, market timing is a concern for the Fund because the Fund’s portfolio will have foreign securities and therefore could be subject to time-zone arbitrage.

Because of potential harm to the Fund and its long-term investors, the Board of Directors of the Fund has adopted policies and procedures to discourage and prevent excessive trading and short-term market timing. As part of these policies and procedures, the Advisor monitors purchase, exchange and redemption activity in Fund shares. The intent is not to inhibit legitimate strategies such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of the Fund’s shares. Therefore, there are no specific restrictions on the volume or number of purchases, exchanges or redemptions of Fund shares a shareholder may make, although the Fund reserves the right to reject or refuse any purchase request that could adversely affect the Fund or its operations. If, based on these procedures, the Advisor believes that a shareholder is engaged in, or has engaged in, market timing or excessive trading, we may place a temporary or permanent block on all further purchases or exchanges of Fund shares.

24

The following transactions are excluded when determining whether trading activity is excessive: (i) transfers associated with systematic purchases or redemptions; (ii) held through firm-sponsored, discretionary asset allocation or wrap programs and (iii) transactions subject to the trading policy of an intermediary that the Fund deems materially similar to the Fund’s policy.

Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.

In addition, the Fund charges a 2.00% redemption fee on certain redemptions and this fee is intended to compensate the Fund for the costs that short-term investors impose. The Fund will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.

Due to the complexity and subjectivity involved in identifying excessive trading and market timing activity, there can be no guarantee that the Fund will be able to identify and restrict such activity in all cases. Additionally, it is more difficult for the Fund to monitor the trading activity of beneficial owners of the Fund shares who hold those shares through 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares in a single account.

ADDITIONAL INFORMATION

DISTRIBUTION PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended (a Distribution Plan), which allows the Fund to pay distribution fees for the sale and distribution of its shares. Under this plan, the Fund may pay the Distributor a quarterly distribution fee at an annual rate of up to 0.25% of average daily value of the Fund’s net assets attributable to the Class A shares and 0.75% of the average daily value of the Fund’s net assets attributable to the Class C shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor is obligated to use the amounts received under the Distribution Plan for payments to qualifying dealers for their assistance in the distribution of the Fund’s shares and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors. Payments received under the Distribution Plan with respect to Class A and Class C shares will not be used to pay any interest expenses, carrying charges or other financing costs or allocation of overhead of the Distributor. The Distributor bears distribution expenses to the extent they are not covered by payments under the Distribution Plan. Any distribution expenses incurred by the Distributor in any fiscal year of the Fund, which are not reimbursed from payments under the Distribution Plan accrued in such fiscal year, will not be carried over for payment under the Distribution Plan in any subsequent year.

SHAREHOLDER SERVICE PLAN

The Fund has adopted a shareholder services plan which provides that the Fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Fund may enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services not otherwise provided by the Fund’s Transfer Agent. For these services,

25

the Fund may pay the shareholder servicing agent a fee at an annual rate of up to 0.10% of the average daily NAV of the Fund’s Class A shares and up to 0.25% of the average daily NAV of the Fund’s Class C shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Fund, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Fund shares held beneficially; and providing such other services as the Fund or a shareholder may request.

OTHER COMPENSATION

The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries for distribution, administrative or other services. For further details, please consult the SAI.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also enter into agreements with financial intermediaries pursuant to which the Fund will pay financial intermediaries for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediaries, or (2) the number of accounts serviced by such financial intermediaries. Any payments made pursuant to such an agreement are in addition to, rather than in lieu of, Rule 12b-1 or shareholder services fees the financial intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, the Advisor may pay a portion of the fees for networking or sub-transfer agency at its own expense and out of its own profits.

DIVIDENDS AND DISTRIBUTIONS

The Fund will declare and pay dividends from its investment income semi-annually. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The Transfer Agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elected on your Subscription Agreement to have them paid to you in cash.

TAX CONSIDERATIONS

The following brief tax discussion assumes you are a U.S. shareholder. In the SAI, we have provided more detailed information regarding the tax consequences of investing in the Fund.

Dividends paid to you out of the Fund’s “investment company taxable income” as that term is defined in the Internal Revenue Code of 1986, as amended (the Code), determined without regard to the deduction for dividends paid, will be taxable to you as ordinary dividend income. If a portion of the Fund’s income consists of dividends paid by U.S. corporations (other than REITs), a portion of the dividends paid by the Fund may be eligible for the corporate dividends received deduction. In addition, for taxable years beginning on or before December 31, 2010, distributions of investment company taxable income designated by the Fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and

26

other requirements are met by both you and the Fund. Dividend income that the Fund receives from REITs will generally not be treated as qualified dividend income. The Fund does not expect a significant portion of Fund distributions to be eligible for the dividends received deduction or derived from qualified dividend income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. A distribution of an amount in excess of the Fund’s earnings is treated as a non-taxable return of capital that reduces your tax basis in your Fund shares; any such distributions in excess of your tax basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you sell or redeem your Fund shares, or exchange them for shares of another Cohen & Steers open-end fund, you may realize a capital gain or loss (provided the shares are held as a capital asset) which will be long-term or short-term, depending on your holding period for the shares.

We may be required to withhold U.S. federal income tax from all taxable distributions payable if you:

•	fail to provide us with your correct taxpayer identification number;

•	fail to make required certifications; or

•	have been notified by the IRS that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

The Fund has elected to be treated as, and intends to qualify each year as, a regulated investment company under U.S. federal income tax law. If the Fund so qualifies and distributes each year to its shareholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deductions for dividends paid) and net tax-exempt interest, the Fund will not be required to pay U.S. federal income taxes on any income it distributes to shareholders. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year, plus any ordinary income and capital gain net income from previous years that was not distributed, then the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends to make sufficient distributions of its income to satisfy the distribution requirement and prevent application of the excise tax. If in any taxable year the Fund fails to qualify as a regulated investment company under the Code, the Fund will be taxed in the same manner as an ordinary corporation and distributions to shareholders will not be deductible by the Fund in computing its taxable income.

Fund distributions also may be subject to state and local taxes.

You should consult with your own tax advisor regarding the particular consequences of investing in the Fund.

PRIVACY POLICY*

In the course of doing business with Cohen & Steers, you may share personal information with us. We are committed to maintaining the privacy of this information and recognize the importance of

27

preventing unauthorized access to it. You may provide personal information (such as your address and social security number) on subscription agreements and requests for forms or other literature and through account transactions with us (such as purchases, sales and requests for account balances). You may also provide us with this information through written, electronic and telephone account inquiries.

We do not sell personal information about current and former customers to anyone, and we do not disclose it unless necessary to process a transaction, service an account or as otherwise required or permitted by law. For example, we may disclose information to companies that perform administrative services for Cohen & Steers, such as transfer agents, or printers that assist us in the distribution of investor materials. These organizations will use this information only for purposes of providing the required services or as otherwise may be required by law. We may also share personal information within the Cohen & Steers family of companies to provide you with additional information about our products and services.

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Cohen & Steers, we restrict access to your personal information to those employees who need it to perform their jobs, such as servicing your account or informing you of new products and services.

The accuracy of your personal information is important. If you need to correct or update your personal or account information, please call us at (800) 330-7348. We will be happy to review, correct or update your personal or account information.

*	This privacy policy applies to the following Cohen & Steers companies: Cohen & Steers Capital Management, Inc., Cohen & Steers Securities, LLC, Cohen & Steers Capital Advisors, LLC and the Cohen & Steers Funds.

28

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund’s Class A shares and Class C shares, each for the fiscal year ended October 31, 2008 and the fiscal period from inception through October 31, 2007. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). These financial highlights have been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s audited financial statements, are included in the Fund’s current annual report, which is available free of charge upon request.

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
Per Share Operating Performance:	For the Year Ended October 31, 2008	For the Period April 13, 2007(a) through October 31, 2007
Net asset value, beginning of period	$9.34	$11.46

Income from investment operations:
Net investment income(b)	0.11	0.08
Net realized and unrealized loss	(4.92)	(2.21)

Total from investment operations	(4.81)	(2.13)

Less dividends and distributions to shareholders from:
Net investment income	(0.17)	—
Tax return of capital	(0.03)	—

Total dividends and distributions to shareholders	(0.20)	—

Redemption fees retained by the Fund	0.00 (c)	0.01

Net decrease in net asset value	(5.01)	(2.12)

Net asset value, end of period	$4.33	$9.34

Total investment return(d)	(52.34)%	(18.50	)%(e)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.8	$11.5

Ratio of expenses to average daily net assets (before expense reduction)(f)	4.04%	5.26	%(g)

Ratio of expenses to average daily net assets (net of expense reduction)	1.80%	1.80	%(g)

Ratio of net investment loss to average daily net assets (before expense reduction)	(0.82)%	(1.89	)%(g)

Ratio of net investment income to average daily net assets (net of expense reduction)	1.42%	1.57	%(g)

Portfolio turnover rate	103%	17	%(e)

(a)	Commencement of operations.

(b)	Calculation based on average shares outstanding.

(c)	Amount is less than $0.005.

(d)	Does not reflect sales charges, which would reduce return.

(e)	Not annualized.

(f)	Due to the significant change in net assets on a small asset base, the expense ratio, when averaged over the year, differs from the Fund’s other classes by an amount other than class specific expenses. Typically, the ratios between classes will only differ by the class specific expenses (i.e., distribution fees and shareholder servicing fees).

(g)	Annualized.

29

FINANCIAL HIGHLIGHTS—(CONTINUED)

	Class C
Per Share Operating Performance:	For the Year Ended October 31, 2008	For the Period April 13, 2007(a) through October 31, 2007
Net asset value, beginning of period	$9.31	$11.46

Income from investment operations:
Net investment income(b)	0.10	0.06
Net realized and unrealized loss	(4.94)	(2.22)

Total from investment operations	(4.84)	(2.16)

Less dividends and distributions to shareholders from:
Net investment income	(0.12)	—
Tax return of capital	(0.03)	—

Total dividends and distributions to shareholders	(0.15)	—

Redemption fees retained by the Fund	0.00 (c)	0.01

Net decrease in net asset value	(4.99)	(2.15)

Net asset value, end of period	$4.32	$9.31

Total investment return(d)	(52.65)%	(18.76	)%(e)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.7	$6.5

Ratio of expenses to average daily net assets (before expense reduction)(f)	4.77%	6.12	%(g)

Ratio of expenses to average daily net assets (net of expense reduction)	2.45%	2.45	%(g)

Ratio of net investment loss to average daily net assets (before expense reduction)	(0.98)%	(2.58	)%(g)

Ratio of net investment income to average daily net assets (net of expense reduction)	1.34%	1.09	%(g)

Portfolio turnover rate	103%	17	%(e)

(a)	Commencement of operations.

(b)	Calculation based on average shares outstanding.

(c)	Amount is less than $0.005.

(d)	Does not reflect sales charges, which would reduce return.

(e)	Not annualized.

(f)	Due to the significant change in net assets on a small asset base, the expense ratio, when averaged over the year, differs from the Fund’s other classes by an amount other than class specific expenses. Typically, the ratios between classes will only differ by the class specific expenses (i.e., distribution fees and shareholder servicing fees).

(g)	Annualized.

30

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

THE USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means for you: when you open an account, we will ask you for your name, address, date of birth and other information that will allow us to identify you. This information will be verified to ensure the identity of all individuals opening a mutual fund account.

SUBSCRIPTION AGREEMENT

1	Account Type (Please print; indicate only one registration type)
☐	A. Individual or Joint Account*

	-	-
Name	Social Security Number**		Date of Birth

	-	-
Name of Joint Owner, if any	Social Security Number**		Date of Birth

Citizenship: ☐ U.S. Citizen ☐ Resident Alien ☐ Nonresident Alien***:

Country of Citizenship

☐	B. Uniform Gifts/Transfers to Minors (UGMA/UTMA)

	-	-
Custodian’s name (only one permitted)	Social Security Number**		Date of Birth
	-	-
Minor’s name (only one permitted)	Social Security Number**		Date of Birth

under the Uniform Gifts/Transfers to Minors Act
(state residence of minor)

Citizenship of custodian:	☐	U.S. Citizen	☐	Resident Alien	☐	Nonresident Alien***:
Country of Citizenship

Citizenship of minor:	☐	U.S. Citizen	☐	Resident Alien	☐	Nonresident Alien***:
Country of Citizenship

☐	C. Trust, Corporation or Other Entity

Name of Trust, Corporation or Other Entity	Tax Identification Number**	Date of Trust Agreement

Check the box that describes the entity establishing the account:

☐	U.S. Financial Institution governed by a federal regulator.

☐	Bank governed by a U.S. state bank regulator.

☐	Corporation. Attach a copy of the certified articles of incorporation or business license unless the corporation is publicly traded on the New York Stock Exchange, American Stock Exchange or Nasdaq Stock Market. If so, please provide ticker symbol:

☐	Retirement plan governed by ERISA.

☐	Trust. Attach a copy of the Trust Agreement.

☐	Partnership. Attach a copy of Partnership Agreement.

☐	U.S. Government Agency or Instrumentality.

☐	Foreign correspondent account, foreign broker dealer or foreign private banking account.

☐	Other. Attach copy of document that formed entity or by laws or similar document.

Call (800) 437-9912 to see if additional information is required.

*	All joint registrations will be registered as “joint tenants with rights of survivorship” unless otherwise specified.
**	If applied for, include a copy of application for social security or tax identification number.
***	Nonresident aliens must include a copy of a government-issued photo ID with this application.

2	Authorized Persons
If you are establishing an account under 1C above as a (i) Corporation (non-publicly traded), (ii) Partnership, (iii) Trust or (iv) Other, information on each of the individuals authorized to effect transactions must be provided below:

	-	-
Authorized Individual/Trustee	Social Security Number*		Date of Birth

	-	-
Authorized Individual/Trustee	Social Security Number*		Date of Birth

Citizenship: ☐ U.S. Citizen ☐ Resident Alien ☐ Nonresident Alien**:

Country of Citizenship

(If there are more than two authorized persons, provide the information, in the same format, on a separate sheet for each such additional person.)

*	If applied for, include a copy of application for social security number.
**	Nonresident aliens must include a copy of a government-issued photo ID with this application.

3	Address
(If mailing address is a post office box, a street address is also required. APO and FPO addresses will be accepted) Registrant Street Address

( )
Street	Home Telephone Number
( )
City and State Zip Code	Business Telephone Number

Mailing Address	City	State	Zip

Joint Registrant Street Address (required if different than Registrant Address above)

Address	City	State	Zip

4	Investment Information

Class of Shares (please check one):    ☐  A     ☐  C

    (Class A purchased if no box checked)

$                          Amount to invest ($1,000 minimum investment). Do not send cash. Investment will be paid for by

(please check one):

☐	Check or draft made payable to “Cohen & Steers European Realty Shares, Inc.”

☐	Wire through the Federal Reserve System.*

*	Call (800) 437-9912 to notify the Fund of investments by wire and to obtain an account number. See the Purchase of Fund Shares section of the prospectus for wire instructions.

5	Automatic Investment Plan

A.	The automatic investment plan makes possible regularly scheduled monthly purchases of Fund shares. The Fund’s transfer agent can arrange for an amount of money selected by you ($100 minimum) to be deducted from your checking account and used to purchase shares of the Fund.

Please debit $                            from my checking account beginning on                            *.

(Month)

Please debit my account on (check one):  ☐  1st of Month        ☐  15th of Month

B.	☐ Check here to establish the Auto-Buy option, which allows you to make additional investments on dates you choose by having an amount of money selected by you ($100 minimum) deducted from your checking account.*

*	To initiate the automatic investment plan or the Auto-Buy option, Section 10 of this subscription agreement must be completed.

Please continue application on reverse side.

6	Reduced Sales Charge (Class A Only)

Rights of Aggregation or Accumulation

☐	I apply for rights of aggregation reduced sales charges based on the following accounts:

☐	I apply for rights of accumulation reduced sales charges based on the following accounts:

Account Name	Social Security Number
1.	-	-

2.	-	-

3.	-	-

Letter of Intent

☐	I am already investing under an existing letter of intent.

☐	I agree to the Letter of Intent provisions in the Fund’s current Prospectus. During a 12 month period, I plan to invest a dollar amount of at least: ☐ $100,000 ☐ $250,000 ☐ $500,000 ☐ $1,000,000

Net Asset Value Purchase

☐	I certify that I qualify for an exemption from the sales charge by meeting the conditions set forth in the prospectus.

7	Exchange Privileges

Exchange privileges will be automatically granted unless you check the box below. Stockholders wishing to exchange into other Cohen & Steers Funds or the SSgA Money Market Fund should consult the Exchange Privilege section of the Prospectus. (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

☐	I decline the exchange privilege.

8	Redemption Privileges

Stockholders may select the following redemption privileges by checking the box(es) below. See How to Sell Fund Shares section of the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

☐	I authorize the transfer agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund’s current prospectus.

☐	I wish to have redemption proceeds paid by wire (please complete Section 10).

9	Distribution Options

Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

Dividends	☐ Reinvest.	☐ Pay in cash.

Capital Gains	☐ Reinvest.	☐ Pay in cash.

☐	I wish to have my distributions paid by wire (please complete Section 10).

10	Bank of Record (for Wire Instructions and/or Automatic Investment Plan)

Please attach a voided check from your bank account.

Bank Name	Bank ABA Number

Street or P.O. Box	Bank Account Number

City and State Zip Code	Account Name

11	Signature and Certifications

(a)	By signing this agreement, I represent and warrant that:

(1)	I have the full right, power, capacity and authority to invest in the Fund;

(2)	I am of legal age in my state of residence or am an emancipated minor;

(3)	All of the information on this agreement is true and correct; and

(4)	I will notify the Fund immediately if there is any change in this information.

(b)	I have read the current Prospectus of the Fund and this agreement and agree to all their terms. I also agree that any shares purchased now or later are and will be subject to the terms of the Fund’s Prospectus as in effect from time to time. Further, I agree that the Fund, its administrators and service providers and any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions believed to be genuine, provided that reasonable security procedures have been followed. If an account has multiple owners, the Fund may rely on the instructions of any one account owner unless all owners specifically instruct the Fund otherwise.

(c)	If I am a U.S. citizen, resident alien, or a representative of a U.S. entity, I certify, under penalty of perjury, that:

(1)	The taxpayer identification number and tax status shown on this form are correct.

(2)	I am not subject to backup withholding because:

•	I am exempt from backup withholding, OR

•	I have not been notified by the Internal Revenue Service (“IRS”) that I am subject to backup withholding as a result of a failure to report all interest or dividends, OR

•	The IRS has notified me that I am no longer subject to backup withholding.

NOTE: If you have been notified by the IRS that you are currently subject to backup withholding because of under-reporting interest or dividends on your tax return, you must cross out this Item 2.

(3)	I am a U.S. person (including resident alien).

(d)	If I am a nonresident alien, I understand that I am required to complete and attach the appropriate Form W-8 to certify my foreign status.

(1)	Indicate country of residence for tax purposes
Under penalty of perjury, I certify that I am not a U.S. citizen or resident alien and I am an exempt foreign person as defined by the IRS.

(e)	Additional Certification:

(1)	Neither I (we), nor any person having a direct or indirect beneficial interest in the shares to be acquired, appears on any U.S. Government published list of persons who are known or suspected to engage in money laundering activities, such as the Specially Designated Nationals and Blocked Persons List of the Office of Foreign Assets Control of the United States Department of the Treasury. I (we) do not know or have any reason to suspect that (i) the monies used to fund my (our) investment have been or will be derived from or related to any illegal activities and (ii) the proceeds from my (our) investment will be used to finance any illegal activities.

(2)	I agree to provide such information and execute and deliver such documents as the Fund may reasonably request from time to time to verify the accuracy of the information provided in connection with the opening of an account or to comply with any law, rule or regulation to which the Fund may be subject, including compliance with anti-money laundering laws.

The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

x		x

Signature* (Owner, Trustee, Etc.)	Date	Signature* (Joint Owner, Co-Trustee)	Date

Name and Title

*	If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian’s name, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer or other authorized person should sign and print name and title above. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the investor (alternatively, the secretary or another designated officer of the entity may certify the authority of the persons signing on the space provided above). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company or a member of a national securities exchange.

Mail to: Boston Financial Data Services, P.O. Box 8123, Boston, MA 02266-8123

For Authorized Dealer Use Only

We hereby authorize the transfer agent to act as our agent in connection with the transactions authorized by the subscription agreement and agree to notify the transfer agent of any purchases made under a letter of intent, rights of accumulation or rights of aggregation. If the subscription agreement includes a telephone redemption privilege, we guarantee the signature(s) above.

Dealer’s Name	Dealer Number

Main Office Address	Branch Number

Representative’s Name	Rep. Number

( )

Branch Address	Telephone Number

Authorized Signature of Dealer	Date

TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND

If you would like additional information about Cohen & Steers European Realty Shares, Inc., the following documents are available to you without any charge either upon request or at http://www.cohenandsteers.com:

•

Annual Report—Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affect the Fund’s performance during its most recent fiscal period.

•

Statement of Additional Information—Additional information about the Fund’s investments, structure and operations can be found in the SAI. The information presented in the SAI is incorporated by reference into this Prospectus and is legally considered to be part of the Prospectus.

To request a free copy of the SAI as well as other information, or to make any other inquiries, please contact us:

By telephone	(800) 437-9912
By mail	Cohen & Steers European Realty Shares, Inc.
c/o Boston Financial Data Services
P.O. Box 8123
Boston, Massachusetts 02266-8123
By e-mail	marketing@cohenandsteers.com
On the Internet	http://www.cohenandsteers.com

This information may also be available from your broker or financial advisor. In addition, information about the Fund (including the Fund’s SAI) may also be obtained from the SEC:

•

By going to the SEC’s Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

•	By accessing the SEC’s Internet site at http://www.sec.gov where you can view, download and print the information.

•

By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Upon payment of a duplicating fee, copies of the information will be sent to you.

280 PARK AVENUE, NEW YORK, NEW YORK 10017

SEC File No. 811-22010

EURAXPRO-AC

280 PARK AVENUE

NEW YORK, NEW YORK 10017

CLASS I SHARES

PROSPECTUS

Advisor

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

Telephone: (212) 832-3232

Transfer Agent

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Telephone: (800) 437-9912

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND’S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS COMMITTING A CRIME.

MARCH 1, 2009

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of Cohen & Steers European Realty Shares, Inc. (the Fund) is total return through investment in European real estate equity securities. In pursuing total return, the Fund seeks both capital appreciation and current income. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so. There can be no assurance that the Fund will achieve its investment objective.

Under normal market conditions, the Fund invests at least 80%, and normally substantially all, of its net assets in common stocks and other equity securities issued by European real estate companies.

A real estate company generally derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or has at least 50% of its assets in such real estate. Real estate investment trusts (REITs) are companies that own interests in real estate or in real estate related loans or other interests, and revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties.

A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders. Some countries have a REIT structure very similar to the United States. Other countries have REIT structures that are different from the U.S. in terms of tax requirements/benefits or scope of qualifying business activities. In addition, there are other countries that have not adopted a REIT structure in any form, although some of these countries are considering adopting a REIT structure. The Fund may invest a significant percentage of its portfolio in European REITs and REIT-like entities (we use the term “REIT” to describe REITs and REIT-like entities). However, the Fund may also invest a significant percentage of its portfolio in other real estate companies.

Real estate equity securities include common stocks, preferred stocks and other equity securities issued by real estate companies, including REIT-like entities.

Under normal market conditions, the Fund will invest at least 80%, and normally substantially all, of its net assets in securities issued by real estate companies organized or located in Europe or doing a substantial amount of business in Europe. The Fund will allocate its assets among various countries in Europe (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business in Europe or has at least 50% of its assets in Europe as doing a substantial amount of business in Europe.

Under normal market conditions, the Fund intends to emphasize investments in developed countries, including, but not limited to, Austria, Finland, France, Germany, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom. However, the Fund may also invest without limit in companies located in emerging markets, such as those in Eastern Europe. For temporary defensive purposes, the Fund may invest as described below under Additional Investment Information—Defensive Positions.

WHO SHOULD INVEST

The Fund may be suitable for you if you are seeking:

•	to add an allocation to European real estate equity securities to your portfolio

•	a fund that may perform differently than other types of stock or bond funds because of the Fund’s focus on European real estate companies

•	a fund offering the potential for both current income and long-term capital appreciation

The Fund is designed for long-term investors. You should not invest in the Fund unless your investment horizon is at least two months. The Fund will take reasonable steps to identify and reject orders from market timers. In addition, the Fund will charge a redemption fee on certain redemptions and exchanges. See How to Purchase and Sell Fund Shares—Frequent Purchases and Redemptions of Fund Shares and—How to Sell Fund Shares.

PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Real Estate Market Risk. Additionally, because the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management.

Interest Rate Risk. Interest rate risk is the risk that preferred securities, and to a lesser extent dividend-paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The Fund’s investment in such securities means that the net asset value (NAV) and market price of the Fund’s common shares may tend to decline if market interest rates rise.

Foreign (Non-U.S.) Securities Risk. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Emerging Markets Risk. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. A small number of companies representing a limited number of industries may account for a significant percentage of an emerging market country’s overall market and trading volume. Emerging market countries may have political and social uncertainties, and their economies may be over-dependent on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices. Emerging market countries may have overburdened infrastructure and obsolete or unseasoned financial systems, environmental problems, less developed legal systems and less reliable custodial services and settlement practices.

Foreign Currency Risk. The Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

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Smaller Companies. Even the larger real estate companies may be small to medium-sized companies in relation to the equity markets as a whole. Real estate equity share prices therefore can be more volatile than, and perform differently from, those of larger company stocks. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller company’s stock price than is the case for a larger company.

Non-diversification. As a “non-diversified” investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HISTORICAL FUND PERFORMANCE

You should review the following information regarding the past performance of the Class I Shares of the Fund. It shows how the Fund’s investment return can change from year to year and how the Fund’s returns can vary from the performance of selected broad market indexes over various time periods. This information is intended to give you some indication of the risk associated with an investment in the Fund. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.

This chart shows the Fund’s total return for the one full calendar year since Class I Shares of the Fund commenced operations, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ANNUAL TOTAL RETURN

Highest quarterly return during this period:    8.04% (quarter ended March 31, 2008)

Lowest quarterly return during this period:    –34.27% (quarter ended December 31, 2008)

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This table shows the average annual total returns of the Class I shares of the Fund for the past year and the period since Class I Shares of the Fund commenced operations, and compares these returns with the performance of one index. Index performance reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns

(for periods ended December 31, 2008)

	1 Year	Since Inception**
Return Before Taxes	(48.70)%	(44.84)%
Return After Taxes on Distributions	(48.61)%	(44.84)%
Return After Taxes on Distributions and Sale of Fund Shares	(31.01)%	(36.38)%
FTSE EPRA/NAREIT Europe Index*	(51.13)%	(45.45)%

*	The FTSE EPRA/NAREIT Europe Index is an unmanaged portfolio of approximately 84 constituents from 13 countries in the Europe region. Performance figures include reinvestment of income dividends and, for the Fund, capital gains distributions. You should note that the Fund is a professionally managed mutual fund while the indexes are unmanaged, do not incur expenses and are not available for investment.

**	The inception date for Class I shares was April 13, 2007.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):	None
Redemption Fee (as a percentage of redemption proceeds; also imposed on exchanges)	2.00% during the first 60 days; 0% thereafter
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fee	1.00%
Other Expenses(1)	2.77%

Total Annual Fund Operating Expenses	3.77%
Fee Waiver/Expense Reimbursement(2)	(2.32)%

Net Annual Fund Operating Expenses(2)	1.45%

(1)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in other investment companies, which constitute less than 0.01%.

(2)	Through October 31, 2009, the Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund’s total annual operating expenses at 1.45% for the Class I shares.

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EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the Advisor did not reimburse expenses after the first year (for the first year, expenses are based on the net amount pursuant to the contractual agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$148	$938	$1,748	$3,862

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

OBJECTIVE

The investment objective of the Fund is total return through investment in European real estate equity securities. The Fund pursues its investment objective of total return by seeking capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so. Shareholders will be provided with at least 60 days prior written notice of any change to the Fund’s investment objective. The Fund, of course, will concentrate its investments in the real estate industry.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80%, and normally substantially all, of its net assets in securities issued by real estate companies organized or located in Europe or doing a substantial amount of business in Europe. The Fund will allocate its assets among various countries in Europe (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business in Europe or has at least 50% of its assets in Europe as doing a substantial amount of business in Europe.

Under normal market conditions, the Fund intends to emphasize investments in developed countries, including, but not limited to, Austria, Finland, France, Germany, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom. However, the Fund may also invest without limit in companies located in emerging markets, such as those in Eastern Europe. For temporary defensive purposes, the Fund may invest as described below under Additional Investment Information—Defensive Positions.

In managing the Fund’s portfolio, the Advisor, and Cohen & Steers UK Limited (Cohen & Steers UK) and Cohen & Steers Europe S.A. (Cohen & Steers Europe), the Fund’s subadvisors (the Subadvisors), adhere to an integrated, bottom-up, relative value investment process to achieve the total return objective. A proprietary valuation model ranks European securities on price-to-NAV, which the Advisor and Subadvisors believe is the primary determinant of real estate security valuation, and guides a bottom-up portfolio construction process. Analysts incorporate both quantitative and qualitative analysis in their NAV estimates. The company research process includes an evaluation of management, strategy, property quality, financial strength and corporate structure. In addition to the NAV model, portfolio managers

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may use secondary valuation tools including cash flow multiple/growth or discounted cash flow models. Judgments with respect to risk control, diversification, liquidity and other factors overlay the model’s output and drive the portfolio managers’ investment decisions.

The following are the Fund’s principal investment strategies. A more detailed description of the Fund’s investment policies and restrictions and more detailed information about the Fund’s investments are contained in the Fund’s statement of additional information (SAI).

Real Estate Companies

For purposes of the Fund’s investment policies, a real estate company is one that:

•	derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate

or

•	has at least 50% of its assets in such real estate

The equity securities in which the Fund invests can consist of:

•	common stocks (including REIT shares)

•	rights or warrants to purchase common stocks

•	securities convertible into common stocks where the conversion feature represents, in the view of the Adviser or a Subadviser, a significant element of the securities’ value

•	preferred stocks

Real Estate Investment Trusts (REITs)

REITs are companies that own interests in real estate or in real estate related loans or other interests and revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders.

Foreign (Non-U.S.) Real Estate Companies

The Fund invests in non-U.S. real estate companies, including REITs. These companies may have characteristics that are similar to a U.S. REIT. Certain other countries have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to shareholders and meet certain other requirements. The Fund is not limited to investing in foreign-domiciled REIT-like entities, although it is expected that the Fund will invest a significant percentage of its portfolio in these types of entities.

Depositary Receipts

The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. GDRs, in bearer form, are designated for use outside the United States. EDRs, in bearer form, are designed for use in the European securities markets.

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ADDITIONAL INVESTMENT INFORMATION

In addition to the principal investment strategies described above, the Fund has other investment practices that are described here and in the SAI.

Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.

Other Investments

The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

Defensive Position

When it is believed that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objective and invest all or any portion of its assets in short-term high-grade fixed income securities, without regard to whether the issuer is a real estate company. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.

Portfolio Turnover

The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Advisor or a Subadvisor, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See Additional Information—Tax Considerations.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. The Fund also files its complete schedule of portfolio holdings with the SEC on Form N-Q as of the end of its first and third fiscal quarters. The Fund’s full portfolio holdings are published semi-annually in reports sent to shareholders and filed with the Securities and Exchange Commission (SEC) on Form N-CSR and such reports are made available at http://www.cohenandsteers.com in the “Our Funds” section, generally within 60 days after the end of each semi-annual period. The Fund also posts an uncertified list of portfolio holdings on the Web site, no earlier than 15 days after the end of each calendar quarter. The holdings information remains available until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information is current. In addition to information on portfolio holdings, other Fund statistical information may be found on the Cohen & Steers Funds’ Web site or by calling 800-330-7348.

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PRINCIPAL RISKS OF INVESTING IN THE FUND

Because prices of equity securities fluctuate from day to day, the value of the Fund’s portfolio and the price per share will vary based upon general market conditions and the value of the securities held in the Fund’s portfolio.

General Risks of Securities Linked to the Real Estate Industry

The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, because of its policy of concentration in the securities of companies in the real estate industry, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate

•	risks related to general and local economic conditions

•	possible lack of availability of mortgage funds

•	overbuilding

•	extended vacancies of properties

•	increased competition

•	increases in property taxes and operating expenses

•	changes in zoning laws

•	losses due to costs resulting from the clean-up of environmental problems

•	liability to third parties for damages resulting from environmental problems

•	casualty or condemnation losses

•	limitations on rents

•	changes in neighborhood values and the appeal of properties to tenants

•	changes in interest rates

Thus, the value of the Fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

In addition to these risks, real estate companies may be affected by changes in the value of the underlying property owned or by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax free pass-through of income. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger real estate companies in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller

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company’s stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks. Accordingly, real estate company shares can be more volatile than—and at times will perform differently from—large company stocks such as those found in the Dow Jones Industrial Average.

General Risks of Foreign (Non-U.S.) Securities

Investing in foreign securities involves certain risks not involved in domestic investments, including, but not limited to:

•	future foreign economic, financial, political and social developments;

•	different legal systems;

•	the possible imposition of exchange controls or other foreign governmental laws or restrictions;

•	less governmental supervision;

•	regulation changes;

•	changes in currency exchange rates;

•	less publicly available information about companies due to less rigorous disclosure or accounting standards or regulatory practices;

•	high and volatile rates of inflation;

•	fluctuating interest rates;

•	different accounting, auditing and financial record-keeping standards and requirements; and

•	dividend income the Fund receives from these foreign securities may not be eligible for the special tax treatment applicable to qualified income.

Investments in foreign securities, especially in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

•	the possibility of expropriation of assets;

•	confiscatory taxation;

•	difficulty in obtaining or enforcing a court judgment;

•	economic, political or social instability; and

•	diplomatic developments that could affect investments in those countries.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

•	growth of gross domestic product;

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•	rates of inflation;

•	capital reinvestment;

•	resources;

•	self-sufficiency; and

•	balance of payments position.

To the extent the Fund’s investments are concentrated in a geographic region or country, the Fund will be subject, to a greater extent than if the Fund’s assets were less concentrated, to the risks of adverse changes in that region or country. In addition, certain investments in foreign securities also may be subject to foreign withholding taxes.

Risks of Investing in REITs

In addition to the risks of securities linked to the real estate industry, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, U.S. REITs could possibly fail to qualify for tax free passthrough of income under the Internal Revenue Code of 1986, as amended (the Code), or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (1940 Act). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Emerging Markets Risk

The Fund is not limited in the extent to which it may invest in securities of companies domiciled in so-called “emerging markets” (or lesser- developed countries), and investments in such securities are particularly speculative. Investing in securities of companies in emerging markets may entail special risks relating to potential political, economic or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested. Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

As a result of these potential risks, the Advisor or a Subadvisor may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Advisor or a Subadvisor, have had no or limited prior experience.

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Foreign Currency Risk

Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may engage in various investments that are designed to hedge the Fund’s foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

Smaller Companies

Even the larger real estate companies may be small- to medium-sized companies in relation to the equity markets as a whole. Real estate equity share prices therefore can be more volatile than, and perform differently from, those of larger company stocks. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller company’s stock price than is the case for a larger company.

MANAGEMENT OF THE FUND

THE ADVISOR AND SUBADVISORS

Cohen & Steers Capital Management, Inc., located at 280 Park Avenue, New York, New York 10017, has been retained as the Fund’s investment advisor. The Advisor has overall responsibility for directing the Fund’s investments and handling its business affairs, and for supervising each Subadvisor.

The Advisor, a registered investment advisor, was formed in 1986 and its clients include pension plans, endowment funds and investment companies, including each of the open-end and closed-end Cohen & Steers funds. As of December 31, 2008, the Advisor managed approximately $15.1 billion in assets. The Advisor is a wholly owned subsidiary of Cohen & Steers, Inc. (CNS), a publicly traded company whose common stock is listed on the New York Stock Exchange under the symbol “CNS.”

Under its Investment Advisory Agreement with the Fund, the Advisor furnishes a continuous investment program for the Fund’s portfolio, and generally oversees the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The Advisor performs certain administrative services for the Fund and provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Directors of the Fund, may also be directors, officers, or employees of the Advisor. The Advisor and Subadvisors also select brokers and dealers to execute the Fund’s portfolio transactions.

For its services under the Investment Advisory Agreement, the Fund pays the Advisor a monthly management fee at the annual rate of 1.00% of the average daily NAV of the Fund. This fee is allocated to the Class I shares based on the Class I shares proportionate share of such average daily NAV. In addition to this investment advisory fee, the Fund pays other operating expenses, which may include

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but are not limited to, administrative, transfer agency, custodial, legal and accounting fees. As a result of an expense limitation agreement, the Advisor waived its advisory fee for the fiscal year ended October 31, 2008.

Cohen & Steers UK Limited, with offices located at 21 Sackville Street, 4th Floor, London, U.K. has also been retained as a sub-advisor for the Fund. Cohen & Steers UK provides investment advisory and research services to the Advisor and Cohen & Steers Europe in connection with managing the Fund’s investments in Europe. Cohen & Steers UK, a registered investment advisor, was formed in 2006 and is a wholly owned subsidiary of Cohen & Steers, Inc., the parent company of the Advisor (“CNS”).

Cohen & Steers Europe S.A. (formerly, Houlihan Rovers S.A.), with offices located at 166 Chausee de la Hulpe, Brussels, Belgium, also has been retained as sub-advisor for the Fund. Cohen & Steers Europe provides investment research and advisory services with respect to European real estate companies and provides trade order execution services for the Fund. Cohen & Steers Europe was formed in February 2000 and is a registered investment advisor. Cohen & Steers Europe is a wholly owned subsidiary of CNS.

The fees of each Subadvisor will be paid by the Advisor (and not the Fund) out of its investment advisory fee.

A discussion regarding the Board of Directors’ basis for approving the management agreement and sub-advisory agreements is included in the Fund’s annual report to shareholders ended October 31, 2008.

PORTFOLIO MANAGERS

The Fund’s portfolio managers are:

•

Martin Cohen—Mr. Cohen is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS, and co-founded the Advisor in 1986. Mr. Cohen also is a vice president of Cohen & Steers Securities, LLC, the Fund’s distributor (the Distributor).

•

Robert H. Steers—Mr. Steers is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS, and co-founded the Advisor in 1986. Mr. Steers also is a vice president of the Distributor.

•

Joseph M. Harvey—Mr. Harvey is a vice president of the Fund. He joined the Advisor in 1992 and currently serves as president of the Advisor and CNS. Mr. Harvey also is the Advisor’s global chief investment officer.

•	Gerios J.M. Rovers—Mr. Rovers is a managing director and chief investment officer of Cohen & Steers Europe. Prior to that, he was a managing director at Security Capital Group in Brussels, Belgium.

•

Scott Crowe—Mr. Crowe joined the Advisor in 2007 and currently serves as senior vice president and global research strategist. Prior to that, Mr. Crowe was an executive director at UBS and served as head of U.S. REITs and as a global strategist. He also worked at UBS Warburg as a real estate analyst.

The Advisor and Subadvisors utilize a team-based approach in managing the Fund. Mr. Cohen, Mr. Steers and Mr. Harvey are the leaders of this team. Messrs. Rovers and Crowe direct and supervise the execution of the Fund’s investment strategy, and lead and guide other members of the investment team. Messrs. Cohen, Steers, Harvey and Rovers have been Fund portfolio managers since the Fund’s inception. Mr. Crowe has been a Fund portfolio manager since 2008.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of securities in the Fund.

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HOW TO PURCHASE AND SELL FUND SHARES

PRICING OF FUND SHARES

The price at which you can purchase and redeem the Fund’s Class I shares is the NAV of the shares next determined after we receive your order in proper form, less any redemption fee. Proper form means that your request includes the Fund name and account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered on the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed.

We calculate our NAV per share as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. eastern time, on each day the NYSE is open for trading. Thus, purchase and redemption orders must be received in proper form by the close of trading on the NYSE in order to receive that day’s NAV; orders received after the close of trading on the NYSE will receive the next day’s NAV. The Fund has authorized one or more brokers to accept on its behalf purchase (and redemption) orders, and these brokers are authorized to designate other intermediaries on the Fund’s behalf. The Fund will be deemed to have received a purchase (or redemption) order when an authorized broker, or that broker’s designee, accepts the order, and that order will be priced at the next computed NAV after this acceptance. We determine NAV per share for the Class I shares by dividing that class’s share of the NAV of the Fund (i.e. its assets less liabilities) by the total number of Class I shares then outstanding.

Investments in securities that are listed on the NYSE are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

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Securities for which market prices are unavailable, or securities for which the Advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Because the Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Fund does not price its shares, the value of securities held in the Fund may change on days when you will not be able to purchase or redeem Fund shares.

The Fund reserves the right to reject any purchase order and to withdraw or suspend the offering of shares at any time. The Fund may also request additional information from you in order to verify your identity. If you do not provide this information or if such information cannot be verified, we reserve the right to close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.

TYPES OF SHAREHOLDERS QUALIFIED TO PURCHASE CLASS I SHARES

Class I shares are available for purchase only by:

•

retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts (IRA) from such plans;

•	tax-exempt employee benefit plans of the Advisor or its affiliates and securities dealer firms with a selling agreement with the Distributor;

•	institutional advisory accounts of the Advisor or its affiliates and related employee benefit plans and rollover IRAs from such institutional advisory accounts;

•

a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Class I shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

•

registered advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services; and

•	such other investors that qualify for the minimum purchase amount and are approved by the Distributor.

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PURCHASE MINIMUMS

You may open a Class I account with the Fund with a minimum investment of $1,000,000. Additional Class I investments must be at least $500. We are free to reject any purchase order, and we reserve the right to waive or change these minimum investment requirements.

You can purchase the Fund’s Class I shares through authorized dealers or directly through the Distributor. For accounts opened directly through the Distributor, a completed and signed Subscription Agreement is required for the initial account opened with the Fund.

The Fund may waive the minimum investment for certain omnibus accounts, mutual fund advisory platforms and registered investment advisors, banks, trust companies or similar financial intermediaries investing for their own account or for the account of their clients or customers for whom such institution is exercising investment discretion, or otherwise acting on behalf of clients or customers, in purchasing Class I shares.

ADDITIONAL CLASSES OFFERED

In addition to offering Class I shares, the Fund also offers Class A and Class C shares, which are described in a separate prospectus. To obtain a prospectus for these classes, contact the Transfer Agent by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.

FORM OF PAYMENT

We will accept payment for shares in three forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or federal reserve wire of federal funds.

PURCHASES OF FUND SHARES

Initial Purchase By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund

•	class of shares

•	name(s) in which shares are to be registered

•	address

•	social security or tax identification number (where applicable)

•	dividend payment election

•	amount to be wired

•	name of the wiring bank

•	name and telephone number of the person to be contacted in connection with the order

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The Transfer Agent will assign you an account number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA #00289942

Attn: Cohen & Steers European Realty Shares, Inc.

For further credit to: (Account name)

Account Number: (provided by the Transfer Agent)

3. Complete the Subscription Agreement attached to this Prospectus. Mail the Subscription Agreement to the Transfer Agent:

Boston Financial Data Services

Attn: Cohen & Steers Funds

P.O. Box 8123

Boston, Massachusetts 02266-8123

Initial Purchase By Mail

1. Complete the Subscription Agreement attached to this Prospectus.

2. Mail the Subscription Agreement and a check in at least the required minimum amount (see Purchase Minimums above), payable to the Fund, to the Transfer Agent at the above address.

Additional Purchases By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund

•	class of shares

•	account number

•	amount to be wired

•	name of the wiring bank

•	name and telephone number of the person to be contacted in connection with the order

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA #00289942

Attn: Cohen & Steers European Realty Shares, Inc.

For further credit to: (Account Name)

Account Number: (provided by the Transfer Agent)

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Additional Purchases By Mail

1. Make a check payable to the Fund in at least the required minimum amount (see Purchase Minimums above). Write your Fund account number and the class of shares to be purchased on the check.

2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the Transfer Agent at the address set forth above.

Purchases by ACH

You may purchase additional shares of the Fund by automated clearing house (ACH). To elect the Auto-Buy option, select it on your Subscription Agreement or call the Transfer Agent and request an optional shareholder services form. ACH is similar to the pre-authorized investment plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH. If you are interested in this option, please call (800) 437-9912.

PURCHASES THROUGH DEALERS

You may purchase the Fund’s shares through selected authorized dealers and other financial intermediaries.

Financial service firms that do not have a sales agreement with the Distributor also may place orders for purchases of the Fund’s shares, but may charge you a transaction fee in addition to the applicable initial sales charge.

Dealers and financial service firms are responsible for promptly transmitting purchase orders to the Distributor. These dealers and financial service firms may also impose charges for handling transactions placed through them that are in addition to the sales charges or any other charges described in this Prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or financial service firm for more information about any additional charges that may apply.

PURCHASES THROUGH THE DISTRIBUTOR

You may purchase shares of the Fund through the Distributor by mailing a check made payable to Cohen & Steers European Realty Shares, Inc. along with the completed Subscription Agreement to Cohen & Steers European Realty Shares, Inc., c/o Boston Financial Data Services, P.O. Box 8123, Boston, Massachusetts 02266-8123.

AUTOMATIC INVESTMENT PLAN

The Fund’s automatic investment plan (the Plan) provides a convenient way to invest in the Fund. Under the Plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of the Subscription Agreement included in this Prospectus or contact your dealer. The market value of the Fund’s shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the Plan at any time by notifying the Fund by mail or telephone at the address or number on the back cover of this Prospectus.

EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of the other Cohen & Steers open-end funds, provided that you meet applicable investment minimums. If you exchange Fund shares for

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shares of another multi-class Cohen & Steers fund, you must exchange into shares of the same class of such other fund. The Fund also makes available for exchange shares of SSgA Money Market Fund, which is advised by State Street Bank and Trust Company. You may request a prospectus and application for the SSgA Money Market Fund by calling (800) 437-9912. Please read the prospectus carefully before you invest.

The Fund will charge you a redemption fee of 2.00% if you exchange shares within 60 days of the time you purchased them. See How To Sell Fund Shares—Other Redemption Information—Payment of Redemption Proceeds.

An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See Additional Information—Tax Considerations. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the Fund whose shares you are acquiring. Certain dealers may limit or prohibit your right to use the exchange privilege and may charge you a fee for exchange transactions placed through them.

We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or revoke the exchange privilege for all shareholders upon 60 days prior written notice and this privilege may be revoked immediately with respect to any shareholder if the Fund believes that this shareholder is engaged in, or has engaged in, market timing or other abusive trading practices. For additional information concerning exchanges, or to make an exchange, please call the Transfer Agent at (800) 437-9912.

HOW TO SELL FUND SHARES

You may sell or redeem your shares through an authorized dealer or other financial intermediary, or through the Transfer Agent. If your shares are held by your dealer or intermediary in “street name,” you must redeem your shares through that dealer or intermediary.

Redemptions Through Dealers and Other Intermediaries

If you have an account with an authorized dealer or other intermediary, you may submit a redemption request to such dealer or intermediary. They are responsible for promptly transmitting redemption requests to the Distributor. Dealers and intermediaries may impose charges for handling redemption transactions placed through them that are in addition to any other charges described in this Prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or intermediary for more information about additional charges that may apply.

Redemption By Telephone

To redeem shares by telephone, call the Fund’s Transfer Agent at (800) 437-9912. In order to be honored at that day’s price, we must receive any telephone redemption requests by the close of trading on the NYSE, generally 4:00 p.m. eastern time. If we receive your telephone redemption request after the close of trading on the NYSE, your redemption request will be honored at the next day’s price.

If you would like to change your telephone redemption instructions, you must send the Transfer Agent written notification signed by all of the account’s registered owners, accompanied by signature guarantee(s), as described below.

We may modify or suspend telephone redemption privileges without notice during periods of drastic economic or market changes. We have adopted reasonable procedures that are designed to ensure that

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any telephonic redemption instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or terminate the telephone redemption privilege at any time on 30 days notice to shareholders.

Redemption By Mail

You can redeem Fund shares by sending a written request for redemption to the Transfer Agent:

Boston Financial Data Services

P.O. Box 8123 Boston, Massachusetts 02266-8123

Attn: Cohen & Steers European Realty Shares, Inc.

A written redemption request must:

•	state the number of shares or dollar amount to be redeemed;

•	identify your account number and tax identification number; and

•	be signed by each registered owner exactly as the shares are registered.

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the Transfer Agent together with a redemption request.

For redemptions made by corporations, executors, administrators or guardians, the Transfer Agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the Transfer Agent at (800) 437-9912.

The Transfer Agent will not consider your redemption request to be properly made until it receives all required documents in proper form.

OTHER REDEMPTION INFORMATION

Payment of Redemption Proceeds. The Fund will send you redemption proceeds by check. If you made an election on the Subscription Agreement to receive redemption proceeds by wire, the Fund will send the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The Transfer Agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The Fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more. The Fund may suspend the right of redemption or postpone the date of payment if trading is halted or restricted on the NYSE or under other emergency conditions described in the 1940 Act.

The Fund will charge a redemption fee of 2.00% of the value of shares redeemed or exchanged within 60 days of the time you purchased them (other than those shares acquired through reinvestment of dividends or other distributions). For purposes of calculating the redemption fee, shares that are held longer than 60 days, and shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first. The redemption fee may be waived, with the approval of the Fund, for redemptions or exchanges of shares: (i) by retirement, pension, profit sharing, deferred compensation

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and other qualified plans, bank or trust company accounts and certain other omnibus-type accounts, (ii) held through firm-sponsored, discretionary asset allocation or wrap programs or other fee-based programs that utilize a periodic rebalancing of assets and that the Fund determines are not designed to facilitate short-term trading, (iii) due to the death or disability of a shareholder, (iv) in connection with required distributions from an IRA or qualified retirement plan and (v) where the shareholder can demonstrate hardship. The Fund reserves the right to modify or eliminate these waivers at any time.

In addition to the circumstances noted above, the Fund reserves the right to grant additional waivers based on such factors as operational limitations, contractual limitations and further guidance from the SEC or other regulators.

If your shares are held through a financial intermediary in an omnibus or other group account, the Fund relies on the financial intermediary to assess the redemption fee on underlying shareholder accounts. The application of redemption fees and exemptions may vary and certain intermediaries may not apply the exceptions listed above. If you invest through a financial intermediary, please contact your intermediary for more information regarding when redemption fees will be applied to the redemption of your shares.

Signature Guarantee. You may need to have your signature guaranteed in certain situations, such as:

•	written requests to wire redemption proceeds (if not previously authorized on the Subscription Agreement);

•	sending redemption proceeds to any person, address or bank account not on record;

•	transferring redemption proceeds to a Cohen & Steers fund account with a different registration (name/ownership) from yours; and

•	establishing certain services after the account is opened.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers and other guarantors acceptable to the Fund. The Fund cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Redemption of Small Accounts. If your Fund account has a value of $1,000,000 or less as the result of any voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value to $1,000,000 (the minimum purchase amount) or more and avoid having the Fund automatically liquidate your account.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund is designed for long-term investors with investment horizons of at least two months. Excessive trading, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm portfolio performance. For example, in order to handle large flows of cash into and out of a fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund’s performance. Additionally, market timing is a concern for the Fund because the Fund’s portfolio will have foreign securities and therefore could be subject to time-zone arbitrage.

Because of potential harm to the Fund and its long-term investors, the Board of Directors of the Fund has adopted policies and procedures to discourage and prevent excessive trading and short-term

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market timing. As part of these policies and procedures, the Advisor monitors purchase, exchange and redemption activity in Fund shares. The intent is not to inhibit legitimate strategies such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of the Fund’s shares. Therefore, there are no specific restrictions on the volume or number of purchases, exchanges or redemptions of Fund shares a shareholder may make, although the Fund reserves the right to reject or refuse any purchase request that could adversely affect the Fund or its operations. If, based on these procedures, the Advisor believes that a shareholder is engaged in, or has engaged in, market timing or excessive trading, we may place a temporary or permanent block on all further purchases or exchanges of Fund shares.

The following transactions are excluded when determining whether trading activity is excessive (i) transfers associated with systematic purchases or redemptions; (ii) held through firm-sponsored, discretionary asset allocation or wrap programs and (iii) transactions subject to the trading policy of an intermediary that the Fund deems materially similar to the Fund’s policy.

Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.

In addition, the Fund charges a 2.00% redemption fee on certain redemptions and this fee is intended to compensate the Fund for the costs that short-term investors impose. The Fund will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.

Due to the complexity and subjectivity involved in identifying excessive trading and market timing activity, there can be no guarantee that the Fund will be able to identify and restrict such activity in all cases. Additionally, it is more difficult for the Fund to monitor the trading activity of beneficial owners of the Fund shares who hold those shares through 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares in a single account.

ADDITIONAL INFORMATION

DIVIDENDS AND DISTRIBUTIONS

The Fund will declare and pay dividends from its investment income semi-annually. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The Transfer Agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elected on your Subscription Agreement to have them paid to you in cash.

OTHER COMPENSATION

The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries for distribution, administrative or other services. For further details, please consult the SAI.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also enter into agreements with financial intermediaries pursuant to which the Fund will pay financial intermediaries for services such as networking or sub-transfer agency. Payments made

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pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediaries, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreement are in addition to, rather than in lieu of, Rule 12b-1 or shareholder services fees the financial intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, the Advisor may pay a portion of the fees for networking or sub-transfer agency at its own expense and out of its own profits.

TAX CONSIDERATIONS

The following brief tax discussion assumes you are a U.S. shareholder. In the SAI, we have provided more detailed information regarding the tax consequences of investing in the Fund.

Dividends paid to you out of the Fund’s “investment company taxable income” as that term is defined in the Code, determined without regard to the deduction for dividends paid, will be taxable to you as ordinary dividend income. If a portion of the Fund’s income consists of dividends paid by U.S. corporations (other than REITs), a portion of the dividends paid by the Fund may be eligible for the corporate dividends received deduction. In addition, for taxable years beginning on or before December 31, 2010, distributions of investment company taxable income designated by the Fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both you and the Fund. Dividend income that the Fund receives from REITs will generally not be treated as qualified dividend income. The Fund does not expect a significant portion of Fund distributions to be eligible for the dividends received deduction or derived from qualified dividend income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. A distribution of an amount in excess of the Fund’s earnings is treated as a non-taxable return of capital that reduces your tax basis in your Fund shares; any such distributions in excess of your tax basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you sell or redeem your Fund shares, or exchange them for shares of another Cohen & Steers open-end fund, you may realize a capital gain or loss (provided the shares are held as a capital asset) which will be long-term or short-term, depending on your holding period for the shares.

We may be required to withhold U.S. federal income tax from all taxable distributions payable if you:

•	fail to provide us with your correct taxpayer identification number;

•	fail to make required certifications; or

•	have been notified by the IRS that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

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The Fund has elected to be treated as, and intends to qualify each year as, a regulated investment company under U.S. federal income tax law. If the Fund so qualifies and distributes each year to its shareholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deductions for dividends paid) and net tax-exempt interest, the Fund will not be required to pay U.S. federal income taxes on any income it distributes to shareholders. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year, plus any ordinary income and capital gain net income from previous years that was not distributed, then the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends to make sufficient distributions of its income to satisfy the distribution requirement and prevent application of the excise tax. If in any taxable year the Fund fails to qualify as a regulated investment company under the Code, the Fund will be taxed in the same manner as an ordinary corporation and distributions to shareholders will not be deductible by the Fund in computing its taxable income.

Fund distributions also may be subject to state and local taxes.

You should consult with your own tax advisor regarding the particular consequences of investing in the Fund.

PRIVACY POLICY*

In the course of doing business with Cohen & Steers, you may share personal information with us. We are committed to maintaining the privacy of this information and recognize the importance of preventing unauthorized access to it. You may provide personal information (such as your address and social security number) on subscription agreements and requests for forms or other literature and through account transactions with us (such as purchases, sales and requests for account balances). You may also provide us with this information through written, electronic and telephone account inquiries.

We do not sell personal information about current and former customers to anyone, and we do not disclose it unless necessary to process a transaction, service an account or as otherwise required or permitted by law. For example, we may disclose information to companies that perform administrative services for Cohen & Steers, such as transfer agents, or printers that assist us in the distribution of investor materials. These organizations will use this information only for purposes of providing the required services or as otherwise may be required by law. We may also share personal information within the Cohen & Steers family of companies to provide you with additional information about our products and services.

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Cohen & Steers, we restrict access to your personal information to those employees who need it to perform their jobs, such as servicing your account or informing you of new products and services.

The accuracy of your personal information is important. If you need to correct or update your personal or account information, please call us at (800)330-7348. We will be happy to review, correct or update your personal or account information.

*	This privacy policy applies to the following Cohen & Steers companies: Cohen & Steers Capital Management, Inc., Cohen & Steers Securities, LLC, Cohen & Steers Capital Advisors, LLC and the Cohen & Steers Funds.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund’s Class I shares for the fiscal years ended October 31, 2008 and for the fiscal period from inception through October 31, 2007. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights have been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s audited financial statements, are included in the Fund’s current annual report, which is available free of charge upon request.

	Class I
Per Share Operating Performance:	For the Year Ended October 31, 2008	For the Period April 13, 2007(a) through October 31, 2007
Net asset value, beginning of period	$9.35	$11.46

Income from investment operations:
Net investment income(b)	0.18	0.17
Net realized and unrealized loss	(4.97)	(2.29)

Total from investment operations	(4.79)	(2.12)

Less dividends and distributions to shareholders from:
Net investment income	(0.20)	—
Tax return of capital	(0.03)	—

Total dividends and distributions to shareholders	(0.23)	—

Redemption fees retained by the Fund	0.00 (c)	0.01

Net decrease in net asset value	(5.02)	(2.11)

Net asset value, end of period	$4.33	$9.35

Total investment return	(52.18)%	(18.41	)%(d)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.2	$4.4

Ratio of expenses to average daily net assets (before expense reduction)(e)	3.77%	7.19	%(f)

Ratio of expenses to average daily net assets (net of expense reduction)	1.45%	1.45	%(f)

Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.05%	(2.58	)%(f)

Ratio of net investment income to average daily net assets (net of expense reduction)	2.37%	3.16	%(f)

Portfolio turnover rate	103%	17	%(d)

(a)	Commencement of operations.

(b)	Calculation based on average shares outstanding.

(c)	Amount is less than $0.005.

(d)	Not annualized.

(e)	Due to the significant change in net assets on a small asset base, the expense ratio, when averaged over the year, differs from the Fund’s other classes by an amount other than class specific expenses. Typically, the ratios between classes will only differ by the class specific expenses (i.e., distribution fees and shareholder servicing fees).

(f)	Annualized.

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COHEN & STEERS EUROPEAN REALTY SHARES, INC. — CLASS I SHARES ONLY

THE USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means for you: when you open an account, we will ask you for your name, address, date of birth and other information that will allow us to identify you. This information will be verified to ensure the identity of all individuals opening a mutual fund account.

SUBSCRIPTION AGREEMENT

1	Account Type (Please print; indicate only one registration type)
☐	A. Individual or Joint Account*

	-	-
Name	Social Security Number**		Date of Birth

	-	-
Name of Joint Owner, if any	Social Security Number**		Date of Birth

Citizenship: ☐ U.S. Citizen ☐ Resident Alien*** ☐ Nonresident Alien***:

Country of Citizenship

☐	B. Uniform Gifts/Transfers to Minors (UGMA/UTMA)

	-	-
Custodian’s name (only one permitted)	Social Security Number**		Date of Birth
	-	-
Minor’s name (only one permitted)	Social Security Number**		Date of Birth

under the Uniform Gifts/Transfers to Minors Act
(state residence of minor)

Citizenship of custodian:	☐	U.S. Citizen	☐	Resident Alien	☐	Nonresident Alien***:
Country of Citizenship

Citizenship of minor:	☐	U.S. Citizen	☐	Resident Alien	☐	Nonresident Alien***:
Country of Citizenship

☐	C. Trust, Corporation or Other Entity

Name of Trust, Corporation or Other Entity	Tax Identification Number**	Date of Trust Agreement

Check the box that describes the entity establishing the account:

☐	U.S. Financial Institution governed by a federal regulator.

☐	Bank governed by a U.S. state bank regulator.

☐	Corporation. Attach a copy of the certified articles of incorporation or business license unless the corporation is publicly traded on the New York Stock Exchange, American Stock Exchange or Nasdaq Stock Market. If so, please provide ticker symbol:

☐	Retirement plan governed by ERISA.

☐	Trust. Attach a copy of the Trust Agreement.

☐	Partnership. Attach a copy of Partnership Agreement.

☐	U.S. Government Agency or Instrumentality.

☐	Foreign correspondent account, foreign broker dealer or foreign private banking account.

☐	Other. Attach copy of document that formed entity or by laws or similar document.

Call (800) 437-9912 to see if additional information is required.

*	All joint registrations will be registered as “joint tenants with rights of survivorship” unless otherwise specified.
**	If applied for, include a copy of application for social security or tax identification number.
***	Nonresident aliens must include a copy of a government-issued photo ID with this application.

2	Authorized Persons
If you are establishing an account under 1C above as a (i) Corporation (non-publicly traded), (ii) Partnership, (iii) Trust or (iv) Other, information on each of the individuals authorized to effect transactions must be provided below:

	-	-
Authorized Individual/Trustee	Social Security Number*		Date of Birth

	-	-
Authorized Individual/Trustee	Social Security Number*		Date of Birth

Citizenship: ☐ U.S. Citizen ☐ Resident Alien ☐ Nonresident Alien**:

Country of Citizenship

(If there are more than two authorized persons, provide the information, in the same format, on a separate sheet for each such additional person.)

*	If applied for, include a copy of application for social security number.
**	Nonresident aliens must include a copy of a government-issued photo ID with this application.

3	Address
(If mailing address is a post office box, a street address is also required. APO and FPO addresses will be accepted) Registrant Street Address

( )
Street	Home Telephone Number
( )
City and State Zip Code	Business Telephone Number

Mailing Address	City	State	Zip

Joint Registrant Street Address (required if different than Registrant Address above)

Address	City	State	Zip

4	Investment Information

$                          Amount to invest ($1,000,000 minimum investment). Do not send cash. Investment will be paid for by

(please check one):

☐	Check or draft made payable to “Cohen & Steers European Realty Shares, Inc.”

☐	Wire through the Federal Reserve System.*

*	Call (800) 437-9912 to notify the Fund of investments by wire and to obtain an Account Number. See the Purchase of Fund Shares section of the prospectus for wire instructions.

5	Automatic Investment Plan

The Automatic Investment Plan makes possible regularly scheduled monthly purchases of Fund shares. The Fund’s Transfer Agent can arrange for an amount of money selected by you ($500 minimum) to be deducted from your checking account and used to purchase shares of the Fund.

Please debit $                            from my checking account beginning on                            *.

(Month)

Please debit my account on (check one):  ☐  1st of Month        ☐  15th of Month

B.	☐ Please establish the Auto-Buy option, which allows you to make additional investments on dates you choose by having an amount of money selected by you ($500 minimum) deducted from your checking account.*

*	To initiate the Automatic Investment Plan or the Auto-Buy option, Section 9 of this Subscription Agreement must be completed.

6	Exchange Privileges

Exchange privileges will be automatically granted unless you check the box below. Stockholders wishing to exchange into other Cohen & Steers Funds or the SSgA Money Market Fund should consult the Exchange Privilege section of the Prospectus. (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

☐	I decline the exchange privilege.

7	Redemption Privileges

Stockholders may select the following redemption privileges by checking the box(es) below. See How to Sell Fund Shares section of the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

☐	I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund’s current prospectus.

☐	I wish to have redemption proceeds paid by wire (please complete Section 9).

8	Distribution Options

Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

Dividends	☐ Pay in cash.	☐ Reinvest.

Capital Gains	☐ Pay in cash.	☐ Reinvest.

☐	I wish to have my distributions paid by wire (please complete Section 9).

9	Bank of Record (for Wire Instructions and/or the Automatic Investment Plan)

Please attach a voided check from your bank account.

Bank Name	Bank ABA Number

Street or P.O. Box	Bank Account Number

City and State Zip Code	Account Name

10	Signature and Certifications

(a)	By signing this agreement, I represent and warrant that:

(1)	I have the full right, power, capacity and authority to invest in the Fund;

(2)	I am of legal age in my state of residence or am an emancipated minor;

(3)	All of the information on this agreement is true and correct; and

(4)	I will notify the Fund immediately if there is any change in this information.

(b)	I have read the current Prospectus of the Fund and this agreement and agree to all their terms. I also agree that any shares purchased now or later are and will be subject to the terms of the Fund’s Prospectus as in effect from time to time. Further, I agree that the Fund, its administrators and service providers and any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions believed to be genuine, provided that reasonable security procedures have been followed. If an account has multiple owners, the Fund may rely on the instructions of any one account owner unless all owners specifically instruct the Fund otherwise.

(c)	If I am a U.S. citizen, resident alien, or a representative of a U.S. entity, I certify, under penalty of perjury, that:

(1)	The taxpayer identification number and tax status shown on this form are correct.

(2)	I am not subject to backup withholding because:

•	I am exempt from backup withholding, OR

•	I have not been notified by the Internal Revenue Service (“IRS”) that I am subject to backup withholding as a result of a failure to report all interest or dividends, OR

•	The IRS has notified me that I am no longer subject to backup withholding.

NOTE: If you have been notified by the IRS that you are currently subject to backup withholding because of under-reporting interest or dividends on your tax return, you must cross out this Item 2.

(3)	I am a U.S. person (including resident alien).

(d)	If I am a nonresident alien, I understand that I am required to complete and attach the appropriate Form W-8 to certify my foreign status.

(1)	Indicate country of residence for tax purposes
Under penalty of perjury, I certify that I am not a U.S. citizen or resident alien and I am an exempt foreign person as defined by the IRS.

(e)	Additional Certification:

(1)	Neither I (we), nor any person having a direct or indirect beneficial interest in the shares to be acquired, appears on any U.S. Government published list of persons who are known or suspected to engage in money laundering activities, such as the Specially Designated Nationals and Blocked Persons List of the Office of Foreign Assets Control of the United States Department of the Treasury. I (we) do not know or have any reason to suspect that (i) the monies used to fund my (our) investment have been or will be derived from or related to any illegal activities and (ii) the proceeds from my (our) investment will be used to finance any illegal activities.

(2)	I agree to provide such information and execute and deliver such documents as the Fund may reasonably request from time to time to verify the accuracy of the information provided in connection with the opening of an account or to comply with any law, rule or regulation to which the Fund may be subject, including compliance with anti-money laundering laws.

The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

x		x

Signature* (Owner, Trustee, Etc.)	Date	Signature* (Joint Owner, Co-Trustee)	Date

Name and Title

*	If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian’s name, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer or other authorized person should sign and print name and title above. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the investor (alternatively, the secretary or another designated officer of the entity may certify the authority of the persons signing on the space provided above). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company or a member of a national securities exchange.

Mail to: Boston Financial Data Services, P.O. Box 8123, Boston, MA 02266-8123

TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND

If you would like additional information about Cohen & Steers European Realty Shares, Inc., the following documents are available to you without any charge either, upon request or at http://www.cohenandsteers.com:

•

Annual Report—Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affect the Fund’s performance during its most recent fiscal period.

•

Statement of Additional Information—Additional information about the Fund’s investments, structure and operations can be found in the SAI. The information presented in the SAI is incorporated by reference into this Prospectus and is legally considered to be part of the Prospectus.

To request a free copy of the SAI as well as other information, or to make any other inquiries, please contact us:

By telephone	(800) 437-9912
By mail	Cohen & Steers European Realty Shares, Inc.
c/o Boston Financial Data Services
P.O. Box 8123
Boston, Massachusetts 02266-8123
By e-mail	marketing@cohenandsteers.com
On the Internet	http://www.cohenandsteers.com

This information may also be available from your broker or financial advisor. In addition, information about the Fund (including the Fund’s SAI) may also be obtained from the SEC:

•

By going to the SEC’s Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

•	By accessing the SEC’s Internet site at http://www.sec.gov where you can view, download and print the information.

•

By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Upon payment of a duplicating fee, copies of the information will be sent to you.

280 PARK AVENUE, NEW YORK, NEW YORK 10017

SEC File No. 811-22010

EURAXPRO-I

280 PARK AVENUE

NEW YORK, NEW YORK 10017

(800) 437-9912

STATEMENT OF ADDITIONAL INFORMATION

MARCH 1, 2009

This Statement of Additional Information (SAI) is not a Prospectus, but should be read in conjunction with the Prospectus for the Class A and Class C shares of Cohen & Steers European Realty Shares, Inc. and the Prospectus for the Class I shares of Cohen & Steers European Realty Shares, Inc., each dated the same date as this SAI, as supplemented from time to time (together, the Prospectus). This SAI is incorporated by reference in its entirety into the Prospectus. Copies of the SAI, Prospectus and Annual and Semi-annual Reports may be obtained free of charge by writing or calling the address or phone number shown above or by visiting www.cohenandsteers.com.

STATEMENT OF ADDITIONAL INFORMATION

Cohen & Steers European Realty Shares, Inc. (the Fund) is a non-diversified, open-end, management investment company organized as a Maryland corporation on January 29, 2007.

Much of the information contained in this SAI expands on subjects discussed in the Prospectus. No investment in the shares of the Fund should be made without first reading the Prospectus.

INVESTMENT STRATEGIES AND POLICIES

ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS

The following descriptions supplement the material set forth in the Prospectus relating to the Fund’s investments and risks. Except as otherwise provided below, the Fund’s investment objective, strategies and policies are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders; however, the Fund will not change its investment objective or policies without written notice to shareholders. In addition, shareholders will be provided with at least 60 days prior written notice of any change to the Fund’s investment policy of investing at least 80% of its net assets in common stocks and other equity securities issued by European real estate companies, as described in the Prospectus. Amounts borrowed for investment purposes, if any, will be included for purposes of this 80% policy.

FOREIGN (NON-U.S.) SECURITIES

The Fund may invest without limit in equity securities of foreign (non-U.S.) real estate companies, or sponsored and unsponsored depositary receipts for such securities.

The Fund may be subject to additional investment risks for foreign securities that are different in some respects than those incurred by investments in securities of domestic issuers. Such risks include currency risks, future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities. There can be no assurance that such laws will not become applicable to certain of the Fund’s investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer; brokerage commissions, custodial services and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S.; foreign securities markets may have substantially less volume than U.S. securities’ markets, making many foreign issuers less liquid and more volatile than securities of comparable domestic issuers; and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Dividend income the Fund receives from foreign securities may not be eligible for the special tax treatment reserved for qualified dividend income. See Taxation.

The Fund may invest in sponsored and unsponsored American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and similar depositary receipts. ADRs, typically issued by a financial institution (a depositary), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. GDRs are receipts issued outside the United States, typically by non-United States banks and trust companies, that evidence ownership of either foreign or domestic securities. Generally, GDRs, in bearer form, are designated for use outside the United States. Ownership of ADRs and GDRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market liquidity, currency, political, information and other risks.

CASH RESERVES

The Fund’s cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments and generally will not exceed 15% of total assets.

Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements. Other acceptable money market instruments include commercial paper rated by any nationally recognized rating agency, such as Moody’s Investors Service, Inc. (Moody’s) or Standard & Poor’s Ratings Group (S&P), certificates of deposit, bankers’ acceptances issued by domestic banks having total assets in excess of one billion dollars and money market mutual funds.

In entering into any repurchase agreement for the Fund, Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor) or Cohen & Steers UK Limited (Cohen & Steers UK) or Cohen & Steers Europe S.A. (Cohen & Steers Europe), together the Fund’s subadvisors (the Subadvisors) will evaluate and monitor the creditworthiness of the vendor. In the event that a counterparty should default on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal or income, in selling the collateral.

SECURITIES LENDING

The Fund may lend portfolio securities to broker/dealers or other institutions. The borrower must maintain with the Fund cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on the securities. The Fund may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Fund may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by the Fund is insufficient to replace the loaned securities. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

PREFERRED STOCK, WARRANTS AND RIGHTS

The Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stockholders, but after bond holders and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer’s common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of any money invested in their acquisition.

ILLIQUID SECURITIES

The Fund will not invest in illiquid securities if, immediately after such investment, more than 15% of the Fund’s net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market, or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the Securities Act), and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A under the Securities Act, adopted by the Securities and Exchange Commission (the SEC), allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act of resales of certain securities to qualified institutional buyers, which generally creates a more liquid market for securities eligible for resale under Rule 144A than other types of restricted securities.

Cohen & Steers Capital Management, Inc. (the Advisor) will monitor the liquidity of restricted securities in the Fund’s portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security, and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

REPURCHASE AGREEMENTS

The Fund may also enter into repurchase agreements. A repurchase agreement is an instrument under which an investor, such as the Fund, purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. In such a case, the security is held by the Fund, in effect, as collateral for the repurchase obligation. Repurchase agreements may be entered into with member banks of the Federal Reserve System or “primary dealers” (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Repurchase agreements usually have a short duration, often less than one week. In entering into the repurchase agreement for the Fund, the Advisor will evaluate and monitor the creditworthiness of the vendor. In the event that a vendor should default on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

FUTURES CONTRACTS

The Fund may purchase and sell financial futures contracts and options on such contracts. A financial futures contract is an agreement to buy or sell a specific security or financial instrument at a particular price on a stipulated future date. Although some financial futures contracts call for making or taking delivery of the underlying securities or instruments, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation may be accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

The Fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index on a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. In addition, the Fund may enter into foreign currency futures contracts as described below under “Foreign Currency Contracts and Currency Hedging Transactions.”

At the time the Fund purchases a futures contract, an amount of cash or liquid portfolio securities equal to the market value of the futures contract will be designated as segregated at the Fund’s custodian. When writing a futures contract, the Fund will maintain with its custodian similar liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

The Fund will be authorized to use financial futures contracts and related options for “bona fide hedging” purposes, as such term is used in applicable regulations of the Commodity Futures Trading Commission (CFTC). The Fund will also be authorized to enter into such contracts and related options for non-hedging purposes, for example to enhance total return or provide market exposure pending the investment of cash balances, but only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures options positions, less the amount by which any such positions are “in-the-money,” would not exceed 5% of the Fund’s total assets. The Fund may lose the expected benefit of transactions in financial futures contracts if currency exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes in currency exchange rates or securities prices may also result in poorer overall performance than if the Fund had not entered into any futures transactions.

OPTIONS ON SECURITIES AND STOCK INDICES

The Fund may write covered call and put options and purchase call and put options on securities or stock indices that are traded on U.S. exchanges.

An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

The Fund may write a call or put option only if the option is “covered.” A call option on a security written by the Fund is covered if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund owns a call option on the same security and in the same principal amount as the call option written where the exercise price of the call option held (a) is equal to or less than the exercise price of the call option written or (b) is greater than the exercise price of the call option written if the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A put option on a security written by the Fund is “covered” if the Fund maintains similar liquid assets with a value equal to the exercise price designated as segregated at its custodian, or else owns a put option on the same security and in the same principal amount as the put option written where the exercise price of the put option held is equal to or greater than the exercise price of the put option written. The value of the underlying securities on which options may be written at any one time will not exceed 25% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

The Fund will cover call options on stock indices by owning securities whose price changes, in the opinion of the Advisor, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where the Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund will cover put options on stock indices by segregating assets equal to the option’s exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

The Fund will receive a premium for writing a put or call option, which will increase the Fund’s gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. A rise in the value of the underlying security or index, however, exposes the Fund to possible loss or loss of opportunity to realize appreciation in the value of the underlying security or index. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on securities or indices will increase the Fund’s losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Fund’s investments does not decline as anticipated, or if the value of the option does not increase, the Fund’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security or index and the changes in value of the Fund’s security holdings being hedged.

The Fund may purchase call options on individual securities to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. Similarly, the Fund may purchase call options to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

FOREIGN CURRENCY CONTRACTS AND CURRENCY HEDGING TRANSACTIONS

In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts (forward contracts) and foreign currency futures contracts (foreign currency futures), as well as purchase put or call options on foreign currencies, as described below. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

The Fund may enter into forward contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or expects to receive a dividend or interest payment on a portfolio holding, in order to “lock in” the U.S. dollar value of the security or payment. In addition, for example, when the Fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as “cross-hedging.” Because in connection with the Fund’s foreign currency forward transactions an amount of the Fund’s assets equal to the amount of the Fund’s current commitment under the forward contract will be segregated to be used to pay for the commitment, the Fund will always have cash or other liquid assets available that is sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated assets will be marked-to-market on a daily basis. In addition, the Fund will not enter into such forward contracts if, as a result, the Fund will have more than 15% of the value of its total assets committed to such contracts. To the extent such contracts would be deemed to be illiquid, they will be included in the maximum limitation of 15% of net assets invested in restricted or illiquid securities. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

The Fund may enter into exchange-traded foreign currency futures for the purchase or sale for future delivery of foreign currencies. U.S. exchange-traded futures are regulated by the CFTC. This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund’s portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

The successful use of foreign currency futures will usually depend on the Advisor’s and Subadvisors’ ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

RISKS OF OPTIONS, FUTURES AND FORWARD CONTRACTS

Options, futures and forward contracts are forms of derivatives. The use of options, futures and forward contracts as hedging techniques may not succeed where the price movements of the securities underlying the options, futures and forward contracts do not follow the price movements of the portfolio securities subject to the hedge. Gains on investments in options, futures and forward contracts depend on the portfolio managers’ ability to predict correctly the direction of stock prices, interest rates, currencies and other economic factors and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions. Where a liquid secondary market for options, futures or forward contracts does not exist, the Fund may not be able to close its position and, in such an event would be unable to control its losses. The loss from investing in certain options, futures and forward contracts is potentially unlimited. The use of forward foreign currency contracts may limit gains from a positive change in the relationship between the U.S. dollar and foreign currencies.

The Fund’s futures transactions will ordinarily be entered into for traditional hedging purposes. There is, however, no limit on the amount of the Fund’s assets that can be put at risk through the use of futures contracts and options thereon and the value of the Fund’s futures contracts and options thereon may equal or exceed 100% of the Fund’s total assets. The Fund has no current intention of entering into futures transactions other than for traditional hedging purposes.

The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under the Act.

SHORT SALES

The Fund may enter into short sales, provided the dollar amount of short sales at any one time would not exceed 25% of the net assets of the Fund, and the value of securities of any one issuer in which the Fund is short would not exceed the lesser of 2% of the value of the Fund’s net assets or 2% of the securities of any class of any issuer. The Fund must designate collateral consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked-to-market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as “short sales against the box”), the above requirements are not applicable.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund has adopted policies and procedures with respect to the disclosure of the Fund’s portfolio holdings and ongoing arrangements to make available such information to the general public and to certain persons on a selective basis. Except as noted below, the Fund does not provide portfolio holdings to any third party until they are made available on the Cohen & Steers website at http://www.cohenandsteers.com or through some other means of public dissemination. The Fund’s full portfolio holdings are published semi-annually in reports sent to shareholders and such reports are made available on the Cohen & Steers website, within 60 days after the end of each semi-annual period. These semi-annual holdings are also filed with the SEC within 70 days of the end of each semi-annual period, as part of Form N-CSR. Quarterly holdings reports are filed with the SEC within 60 days at the end of the first and third quarters, as part of Form N-Q. In addition, the Fund posts an uncertified list of portfolio holdings on the website, no earlier than 15 days after the end of each calendar quarter. One day after the full holdings have been published, employees of the Advisor or Subadvisors may freely distribute them to third parties. This information remains available until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information is current. In addition to information on portfolio holdings, other Fund statistical information may be found on the Cohen & Steers Funds’ website or by calling 800-330-7348.

The following are exceptions to the general rule that holdings are not disclosed to third parties until posted to the website:

1. The Fund’s portfolio holdings may be disclosed prior to public release to certain third parties (e.g. rating and ranking organizations, financial printers, pricing information vendors, and other research firms) for legitimate business purposes. Disclosure is conditioned on receipt of a written confidentiality agreement, including a duty not to trade on the basis of the information disclosed. The portfolio holdings may be disclosed to such third parties on an as-needed basis and such disclosure must be authorized by an officer of the Fund. Under these circumstances, the Fund’s portfolio holdings may be disclosed to the following third parties: Broadridge, Inc., Charles River Systems, Inc., RR Donnelley Financial, Merrill Corporation, Interactive Data Corporation, Princeton Financial Systems, Inc., RiskMetrics Group, Moody’s and S&P.

2. The Fund’s portfolio holdings may also be disclosed between and among the Fund’s Advisor, Subadvisors, distributor, sub-administrator, custodian, independent registered public accounting firm and outside legal counsel for legitimate business purposes within the scope of their official duties and responsibilities, subject to their continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Code of Ethics and the Inside Information Policies and Procedures applicable to the Advisor, Subadvisors and distributor and as imposed on the other parties by agreement or under applicable laws, rules and regulations.

3. The Fund’s Advisor, Subadvisors, sub-administrator or custodian may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities transactions with such broker-dealers, subject to the broker-dealer’s legal obligation not to use or disclose material nonpublic information concerning the Fund’s portfolio holdings.

4. The Fund may provide certain information (other than complete portfolio holdings) related to the Fund’s portfolio holdings or derived from the Fund’s portfolio holdings to the media so long as the Fund’s chief compliance officer, or his or her designated representative, determines that the Fund has a legitimate business purpose for disclosing the information and the dissemination cannot be reasonably seen to give the recipient of such information an advantage in trading Fund shares or in any other way harm the Fund or its shareholders. Such information may include a small number of portfolio holdings (including information that the Fund no longer holds a particular security) or general information about the Fund’s portfolio holdings that cannot be used to determine the Fund’s portfolio holdings or any portion thereof. Information about a security may not be released if it could reasonably be seen to interfere with the current or future purchase or sale activities of the Fund or is contrary to applicable law.

5. Fund portfolio holdings may also be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure (1) in a filing or submission with the SEC or another regulatory body, (2) in connection with a lawsuit or (3) as required by court order.

The Fund may from time to time post portfolio holdings on the Cohen & Steers website on a more timely basis than 15 days after calendar quarter-end if warranted by market conditions or other circumstances.

INVESTMENT RESTRICTIONS

The investment objective and the principal investment strategies and investment techniques of the Fund are described in the Prospectus. The Fund has also adopted certain investment restrictions limiting the following activities except as specifically authorized:

The Fund may not:

1. Borrow money, or pledge its assets, except that the Fund may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund’s total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of the Fund’s total assets will be repaid before any subsequent investments are made;

2. Issue any senior securities, except that collateral arrangements with respect to transactions such as forward contracts, futures contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of a senior security for purposes of this restriction;

3. Act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities;

4. Purchase or sell real estate or mortgages on real estate, except that the Fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate or mortgages acquired on real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund’s ownership of such securities;

5. Purchase or sell commodities or commodity futures contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments;

6. Make loans to other persons except through the lending of securities held by it (but not to exceed a value of one-third of total assets), through the use of repurchase agreements, and by the purchase of debt securities, all in accordance with its investment policies;

7. Invest 25% or more of its net assets in securities of issuers in any particular industry, except that the Fund will invest at least 25% of the value of its net assets in securities of companies engaged in the real estate industry and provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;

8. Purchase restricted or “illiquid” securities, including repurchase agreements maturing in more than seven days, if as a result, more than 15% of the Fund’s net assets would then be invested in such securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act);

9. Acquire or retain securities of any investment company, except that the Fund may (a) acquire securities of investment companies up to the limits permitted by Section 12(d)(1) of the Investment Company Act of 1940, as amended (the 1940 Act), and (b) acquire securities of any investment company as part of a merger, consolidation or similar transaction;

10. Make short sales whereby the dollar amount of short sales at any one time would exceed 25% of the net assets of the Fund; provided the Fund maintains collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked-to-market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as “short sales against the box”), such restrictions shall not apply;

11. Invest in puts, calls, straddles, spreads or any combination thereof, except that the Fund may (a) purchase put and call options on securities and securities indexes, and (b) write covered put and call options on securities and securities indexes, provided that (i) the securities underlying such options are within the investment policies of the Fund; (ii) at the time of such investment, the value of the aggregate premiums paid for such securities does not exceed 5% of the Fund’s total assets; and (iii) the value of the underlying securities on which options may be written at any one time does not exceed 25% of total assets;

12. Invest in oil, gas or other mineral exploration programs, development programs or leases, except that the Fund may purchase securities of companies engaging in whole or in part in such activities;

13. Pledge, mortgage or hypothecate its assets except in connection with permitted borrowings; or

14. Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities, provided that the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase on margin.

The investment restrictions numbered 1 through 7 in this SAI have been adopted as fundamental policies of the Fund. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined under the 1940 Act. “Majority of the outstanding voting securities“ means the lesser of (1) 67% or more of the shares present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Investment restrictions numbered 8 through 14 above, are non-fundamental and may be changed at any time by vote of a majority of the Board of Directors.

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Board of Directors. The Directors approve all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund’s agreements with its Advisor, administrator, custodian and transfer agent. The Directors also approve the agreements between the Advisor and the Subadvisors. The management of the Fund’s day-to-day operations is delegated to its officers and the Advisor, and the Fund’s administrator, subject always to the investment objective and policies of the Fund and to the general supervision of the Directors.

The Directors and officers of the Fund and their principal occupations during at least the past five years are set forth below. Each Director and officer also is a Director or officer of some or all of the other twenty-one funds in the Cohen & Steers Fund Complex.

Name, Address And Age	Position(s) Held with Fund	Term of Office	Principal Occupation During At Least The Past Five Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served***
Interested Directors*
Robert H. Steers 280 Park Avenue New York, New York 10017 Age: 55	Director and Co-Chairman	Until Next Election of Directors	Co-Chairman and Co-Chief Executive Officer of the Advisor since 2003 and prior to that, Chairman of the Advisor; President of Cohen & Steers Securities, LLC.	21	Since 1991

Martin Cohen 280 Park Avenue New York, New York 10017 Age: 60	Director and Co-Chairman	Until Next Election of Directors	Co-Chairman and Co-Chief Executive Officer of the Advisor since 2003 and prior to that, President of the Advisor; Vice President of Cohen & Steers Securities, LLC.	21	Since 1991
Independent Directors
Bonnie Cohen** Age: 66	Director	Until Next Election of Directors	Consultant. Director, Reis, Inc. (formerly Wellsford Real Property); Vice-Chair of the Board of Global Heritage Fund; Investment Committee, The Moriah Fund; Advisory Committee member, The Posse Foundation; Vice-Chair, District of Columbia Public Libraries; Board member, Washington National Opera. Former Under Secretary of State for Management, United States Department of State, 1996-2000.	21	Since 2001

George Grossman Age: 55	Director	Until Next Election of Directors	Attorney-at-law.	21	Since 1993

*	“Interested Persons” within the meaning of the 1940 Act on the basis of their affiliation with the Advisor (Interested Directors).
**	Martin Cohen and Bonnie Cohen are unrelated.
***	The length of time served represents the year in which the Director was first elected or appointed to any fund in the Cohen & Steers Fund Complex.

(table continued from previous page)

Name, Address And Age	Position(s) Held with Fund	Term of Office	Principal Occupation During At Least The Past Five Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served***
Richard E. Kroon Age: 66	Director	Until Next Election of Directors	Member of Investment Committee, Monmouth University. Retired Chairman and Managing Partner of Sprout Group venture capital funds, then an affiliate of Donaldson, Lufkin and Jenrette Securities Corporation; and former chairman of the National Venture Capital Association.	21	Since 2004

Richard J. Norman Age: 65	Director	Until Next Election of Directors	Private Investor. Advisory Board Member of the Salvation Army. Member of the Chaplain’s Core—DC Department of Corrections. Prior thereto, Investment Representative of Morgan Stanley Dean Witter.	21	Since 2001

Frank K. Ross Age: 65	Director	Until Next Election of Directors	Professor of Accounting, Howard University. Board member of Pepco Holdings, Inc. (electric utility). Formerly, Midatlantic Area Managing Partner for Audit and Risk Advisory Services at KPMG LLP and Managing Partner of its Washington DC office.	21	Since 2004

Willard H. Smith Jr Age: 72	Director	Until Next Election of Directors	Board member of Essex Property Trust, Inc., Realty Income Corporation and Crest Net Lease, Inc. Managing Director at Merrill Lynch & Co., Equity Capital Markets Division from 1983 to 1995.	21	Since 1996

C. Edward Ward, Jr Age: 62	Director	Until Next Election of Directors	Member of Board of Trustees of Manhattan College, Riverdale, New York. Formerly head of closed-end fund listings for the New York Stock Exchange.	21	Since 2004

***	The length of time served represents the year in which the Director was first elected or appointed to any fund in the Cohen & Steers Fund Complex.

The officers of the Fund (other than Messrs. Cohen and Steers, whose biographies are provided above), their addresses, their ages and their principal occupations during at least the past five years are set forth below.

Name, Address and Age	Position(s) Held with Fund*	Principal Occupation During At Least The Past Five Years
Joseph M. Harvey Age: 45	Vice President	President of the Advisor since 2003 and prior to that, Senior Vice President and director of investment research.
Adam M. Derechin Age: 44	President and Chief Executive Officer	Chief Operating Officer of the Advisor since 2003 and prior to that, Senior Vice President of the Advisor.
Scott Crowe Age: 31	Vice President	Senior Vice President and Global Research Strategist of the Advisor since 2007. Prior thereto, Executive Director at UBS and head of U.S. REITs and a global strategist. He also worked at UBS Warburg as a real estate analyst.
Francis C. Poli Age: 46	Secretary	Executive Vice President, Secretary and General Counsel of the Advisor since March 2007. Prior thereto, General Counsel of Allianz Global Investors of America LP.
Stephen M. Benham Age: 49	Assistant Secretary	Senior Vice President and Associate General Counsel of the Advisor since February 2008. Prior thereto, Vice President and Assistant General Counsel, JPMorgan Chase & Co. (financial services company) from 2004 to 2008; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004.
Tina M. Payne Age: 34	Assistant Secretary	Vice President and Associate General Counsel of the Advisor since July 2007. Prior thereto, Vice President and Counsel at PFPC Inc. (financial services company) from 2003 to 2007; Associate at Stradley, Ronon, Stevens and Young, LLC (law firm) from 2001 to 2003.
James Giallanza Age: 42	Treasurer	Senior Vice President of the Advisor since 2006. Prior thereto, Deputy Head of the US Funds Administration and Treasurer & CFO of various mutual funds within the Legg Mason (formerly Citigroup Asset Management) fund complex from August 2004 to September 2006; Director/Controller of the US wholesale business at UBS Global Asset Management (U.S.) from September 2001 to July 2004.
Lisa Phelan Age: 40	Chief Compliance Officer	Senior Vice President of the Advisor since 2007 and prior to that Vice President since 2006. Prior to joining the Advisor in 2004, she was Chief Compliance Officer of Avatar Associates and Overture Asset Managers from 2003 to 2004. Prior to that, she served as First Vice President, Risk Management, for Prudential Securities.

*	Appointed by the Board of Directors and serves at the pleasure of the Board of Directors.

The address for all Directors and officers is 280 Park Avenue, New York, NY 10017. All of the officers of the Fund are officers or employees of the Advisor and its affiliates. Their affiliations are provided under their principal business operations.

The following table provides information concerning the dollar range of the Fund’s equity securities owned by each Director and the aggregate dollar range of securities owned in the Cohen & Steers Fund Complex is also set forth below.

	Dollar Range of Equity Securities in the Fund as of December 31, 2008*	Aggregate Dollar Range of Equity Securities in the Cohen & Steers Fund Complex as of December 31, 2008*
Robert H. Steers	None	over $100,000
Martin Cohen	None	over $100,000
Bonnie Cohen	None	$50,001-$100,000
George Grossman	None	$50,001-$100,000
Richard E. Kroon	None	$50,001-$100,000
Richard J. Norman	None	over $100,000
Frank K. Ross	None	$50,001-$100,000
Willard H. Smith Jr	None	over $100,000
C. Edward Ward, Jr	$1-$10,000	$10,001-$50,000

*	Valued as of February 15, 2009.

Conflicts of Interest. No Director who is not an “interested person” of the Fund as defined in the 1940 Act (Independent Directors), and no immediate family members, own any securities issued by the Advisor, or any person or entity (other than the Fund) directly or indirectly controlling, controlled by, or under common control with the Advisor.

BOARD’S ROLE IN FUND GOVERNANCE

Committees. The Fund’s Board of Directors has four standing committees of the Board, the Audit Committee, the Nominating Committee, the Contract Review Committee and the Governance Committee, each of which is composed solely of Independent Directors. All of the Independent Directors are members of the Nominating and Contract Review Committees. The members of the Governance Committee are Messrs. Norman, Ward and Smith. The members of the Audit Committee are Ms. Cohen and Messrs. Ross, Kroon and Grossman.

The Audit, Nominating, Contract Review and Governance Committees met three, zero, zero and four times, respectively, during the fiscal year ended October 31, 2008.

The function of the Audit Committee is to assist the Board of Directors in its oversight of the Fund’s financial reporting process. The functions of the Nominating Committee are to identify individuals qualified to become members of the Board of Directors in the event that a position is vacated or created, to select the director nominees for any future meeting of shareholders and to set any necessary standards or qualifications for service on the Board of Directors. The Nominating Committee will consider nominees properly recommended by the Fund’s shareholders. Shareholders who wish to recommend a nominee should send nominations that include, among other things, biographical data and the qualifications of the proposed nominee to the Fund’s Secretary. The main functions of the Contract Review Committee are to make recommendations to the Board of Directors after reviewing advisory and other contracts that the Fund has with the Advisor and to select third parties to provide evaluative reports and other information regarding the services provided by the Advisor to the Board. The main function of the Governance Committee is to assist the Board in the oversight of appropriate and effective governance of the Fund. The Governance Committee will oversee, among other things, the structure and composition of the Board committees, the size of the Board and the compensation of independent Directors for service on the Board and any Board committee.

COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS

The following table sets forth information regarding compensation of the Directors by the Fund and the aggregate compensation paid by the Cohen & Steers Fund Complex for the year ended October 31, 2008. Officers of the Fund and Interested Directors do not receive any compensation from the Fund or any other fund in the Cohen & Steers Fund Complex. Each Independent Director is paid an annual retainer of $4,500 per fund, and a fee of $500 per fund for each meeting attended and is reimbursed for the expenses of attendance at such meetings. In addition, the chairs of Governance and Contract Review Committees are each paid an annual amount of $10,000 for serving in that capacity. The chair of the Audit Committee is paid an annual amount of $15,000 for service in that capacity. The lead Director is paid $50,000 per year in the aggregate for his service as lead director of the Fund and of all of the other Cohen & Steers funds. In the column headed “Total Compensation From Fund and Cohen & Steers Fund Complex Paid to Directors,” the compensation paid to each Director represents the aggregate amount paid to the Director by the Fund and by the twenty-one other funds that each Director serves in the Cohen & Steers Fund Complex during the year ended October 31, 2008. The Directors do not receive any pension or retirement benefits from the Cohen & Steers Fund Complex.

Name of Person, Position	Aggregate Compensation From Fund	Total Compensation From Fund and Fund Complex Paid to Directors
Bonnie Cohen, Director	$6,577	$138,125
Martin Cohen,(1) Director and Co-Chairman	$0	$0
George Grossman, Director	$7,048	$148,125
Richard E. Kroon,(2) Director	$8,931	$188,125
Richard J. Norman, Director	$7,048	$148,125
Frank K. Ross, Director	$7,284	$153,125
Willard H. Smith, Jr., Director	$6,577	$138,125
Robert H. Steers,(1) Director and Co-Chairman	$0	$0
C. Edward Ward, Jr., Director	$6,577	$138,125

(1)	Interested Director.

(2)	Lead Independent Director.

PRINCIPAL HOLDERS OF SECURITIES

PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of any class of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or terms of the investment advisory agreement with the Advisor.

As of February 10, 2009, the following principal holders owned 5% or more of a Class of shares of the then outstanding shares of capital stock of the Fund as follows:

Name and Address	Fund Classes	Percentage of Total Shares Held
Merrill Lynch	A	42.37%
For Exclusive Benefit Our Customers	C	60.13%
FDS—Attn. Michael Ceglio
4800 Deer Lake Drive East—2nd Floor
Jacksonville, FL 32246-6484

Cohen & Steers Capital Management, Inc.	I	99.38%
280 Park Avenue, Fl 10
New York, NY 10017

Charles Schwab & Co., Inc.	A	10.41%
Reinvest Account
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

MANAGEMENT OWNERSHIP

As of February 10, 2009, Directors and Officers of the Fund as a group owned less than 1% of the Fund’s outstanding shares.

INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISOR AND SUBADVISORS

Cohen & Steers Capital Management, Inc., a registered investment advisor with offices located at 280 Park Avenue, New York, New York 10017 is the investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of Cohen & Steers, Inc. (CNS), a publicly-traded company whose shares are listed on the New York Stock Exchange. As of December 31, 2008, the Advisor managed approximately $15.1 billion in assets.

The Advisor, was formed in 1986 and its current clients include pension plans of leading corporations, endowment funds and investment companies, including each of the open-end and closed-end Cohen & Steers funds. Mr. Cohen and Mr. Steers are deemed “controlling persons” of the Advisor on the basis of their ownership of stock in CNS.

Pursuant to an Investment Advisory Agreement, the Advisor furnishes a continuous investment program for the Fund’s portfolio, and has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations, subject to the general supervision of the Board of Directors of the Fund. The Advisor also is responsible for supervising and monitoring each Subadvisor.

Cohen & Steers UK Limited, with offices located at 21 Sackville Street, 4th Floor, London, U.K. has been retained as a subadvisor for the Fund. Cohen & Steers UK provides investment advisory and research services to the Advisor and Houlihan Rovers in connection with managing the Fund’s investments in Europe. Cohen & Steers UK, a registered investment adviser, was formed in 2006 and is a wholly owned subsidiary of CNS. As of December 31, 2008, Cohen & Steers UK managed approximately $1.2 billion in assets. Cohen & Steers UK also is a wholly owned subsidiary of CNS.

Cohen & Steers Europe S.A., with offices located at 166 Chausee de la Hulpe, Brussels, Belgium, has also been retained as a subadvisor for the Fund and is responsible for managing that portion of the Fund’s portfolio that is allocated to investments in European real estate companies. Cohen & Steers Europe was formed in February 2000 and is a registered investment adviser. Cohen & Steers Europe is a wholly owned subsidiary of CNS. As of December 31, 2008, Cohen & Steers Europe managed approximately $1.8 billion in assets. Cohen & Steers Europe also is a wholly owned subsidiary of CNS.

For its services under the Advisory Agreement, the Fund pays the Advisor a monthly management fee at the annual rate of 1.00% of the average daily net asset value of the Fund. This fee is allocated among the separate classes based on the classes’ proportionate shares of such average daily net asset value. Until December 31, 2009, the Advisor has agreed to waive its fees and reimburse expenses to the extent necessary to limit net annual fund operating expenses to 1.80%, 2.45% and 1.45% for Class A, Class C and Class I shares, respectively. There can be no assurance that the Advisor will continue such waivers after December 31, 2009. The advisory fees paid by the Fund for the fiscal year ended October 31, 2008 and for the fiscal period ended October 31, 2007, including waivers and reimbursements, were as follows:

	Advisory Fees Paid (after waivers and reimbursements)	Advisory Fee Waivers	Additional Waivers/Reimbursements
October 31, 2008	$0	$168,706	$216,145
October 31, 2007	$0	$77,826	$251,198

For its services under each Subadvisory Agreement, the Advisor (not the Fund) pays each Subadvisor a monthly fee at an annual rate as follows: Cohen & Steers UK: 0.25% of the average daily net asset value of the Fund; and Cohen & Steers Europe: 0.25% of the average daily net asset value of the Fund.

The Advisor also provides the Fund with such personnel as the Fund may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the administrator, the transfer agent and the custodian, which the Advisor is not required to furnish under the Advisory Agreement. The personnel rendering these services, who may act as officers of the Fund, may be employees of the Advisor or its affiliates. The cost to the Fund of these services must be agreed to by the Fund and is intended to be no higher than the actual cost to the Advisor or its affiliates of providing the services. The Fund does not pay for services performed by officers of the Advisor or its affiliates. The Fund may from time to time hire its own employees or contract to have services performed by third parties, and the management of the Fund intends to do so whenever it appears advantageous to the Fund.

PORTFOLIO MANAGERS

Accounts Managed. The Fund’s portfolio managers (each referred to as a “portfolio manager”) are listed below. Each portfolio manager manages other investment companies and/or investment vehicles and accounts in addition to the Fund. The following tables show, as of December 31, 2008, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The portfolio managers do not receive performance-based fees with respect to any of the registered investment companies, other pooled investment vehicles or other accounts that they manage.

Martin Cohen

	Number of All Accounts	Total Assets of All Accounts
Registered Investment Companies	19	$7,386,803,000
Other Pooled Investment Vehicles	25	$3,338,400,000
Other Accounts	46	$2,195,704,000

Robert H. Steers

	Number of All Accounts	Total Assets of All Accounts
Registered Investment Companies	19	$7,386,803,000
Other Pooled Investment Vehicles	25	$3,338,400,000
Other Accounts	46	$2,195,704,000

Joseph M. Harvey

	Number of All Accounts	Total Assets of All Accounts
Registered Investment Companies	19	$7,386,803,000
Other Pooled Investment Vehicles	25	$3,338,400,000
Other Accounts	46	$2,195,704,000

Scott Crowe

	Number of All Accounts	Total Assets of All Accounts
Registered Investment Companies	7	$1,012,255,000
Other Pooled Investment Vehicles	17	$2,960,465,000
Other Accounts	15	$485,383,000

Gerios J.M. Rovers

	Number of All Accounts	Total Assets of All Accounts
Registered Investment Companies	6	$1,817,189,000
Other Pooled Investment Vehicles	21	$3,035,784,000
Other Accounts	23	$793,159,000

Share Ownership. The following table indicates the dollar range of securities of the Fund owned by the Fund’s portfolio managers as of December 31, 2008:

Dollar Range of Securities Owned
Martin Cohen	None
Robert H. Steers	None
Joseph M. Harvey	None
Scott Crowe	None
Gerios J.M. Rovers	None

Conflicts of Interest. It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Fund’s investments on the one hand and the investments of other accounts or vehicles for which the portfolio managers are responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and the other accounts or vehicles he advises. In addition, due to differences in the investment strategies or restrictions among the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may provide more revenue to the Advisor or Subadvisors. While this may appear to create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, the Advisor or Subadvisors strive to ensure that portfolio managers endeavor to exercise their discretion in a manner that is equitable to all interested persons. In this regard, in the absence of specific account-related impediments (such as client-imposed restrictions or lack of available cash), it is the policy of the Advisor and Subadvisors to allocate investment ideas pro rata to all accounts with the same primary investment objective.

Advisor Compensation Structure. Compensation of the Advisor’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus and (3) annual stock-based compensation consisting generally of restricted stock units of the Advisor’s parent, CNS. The Advisor’s investment professionals, including the portfolio managers, also receive certain retirement, insurance and other benefits that are broadly available to all of its employees. Compensation of the Advisor’s investment professionals is reviewed primarily on an annual basis.

Method to Determine Compensation. The Advisor compensate its portfolio managers based primarily on the total return performance of funds and accounts managed by a portfolio manager versus appropriate peer groups or benchmarks. In evaluating the performance of a portfolio manager, primary emphasis is normally placed on one- and three-year performance, with secondary consideration of performance over longer periods of time. Performance is evaluated on a pre-tax and pre-expense basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For portfolio managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis. The Advisor does not have any funds or accounts with performance-based advisory fees. Portfolio managers are also evaluated on the basis of their success in managing their dedicated team of analysts. Base compensation for portfolio managers of the Advisor vary in line with the portfolio manager’s seniority and position with the firm.

Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Advisor and CNS. While the annual salaries of the Advisor’s portfolio managers are fixed, cash bonuses and stock based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors.

Subadvisor Compensation Structure. Compensation of the Subadvisors’ portfolio managers and other investment professionals has two primary components: (1) a base salary and (2) an annual cash bonus. The Subadvisors’ investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all of its employees. Compensation of the Subadvisors’ investment professionals is reviewed primarily on an annual basis. Cash bonuses and adjustments in base salary, if any, are typically paid or put into effect at or around December 31st of each year. This compensation structure has been in place since 2005.

Method to Determine Compensation. The Subadvisor compensates its portfolio managers based on a number of factors. The board of the Subadvisor will consider the scale and complexity of the portfolio managers’ responsibilities and the total return performance of accounts versus appropriate peer groups or benchmarks. The Subadvisor uses a variety of benchmarks to evaluate the portfolio managers’ performance, including the FTSE EPRA/NAREIT Europe Index. In evaluating the performance of a portfolio manager, primary emphasis is normally placed on one- and three-year performance, with secondary consideration of performance over longer periods. Performance is evaluated on a pre-tax and pre-expense basis. Consideration may also be given to risk-adjusted performance. Investment performance is evaluated on an aggregate basis of all accounts. The Subadvisor does not have any funds or accounts with performance-based advisory fees.

In addition to investment performance, since the portfolio manager is also responsible for managing the business of the Subadvisor, the board of the Subadvisor will consider the success of the portfolio manager in meeting the business goals and objectives. While the salary of the portfolio manager is comparatively fixed, cash bonuses may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses will represent a substantial portion of total compensation.

ADMINISTRATOR AND SUB-ADMINISTRATOR

The Advisor has also entered into an administration agreement with the Fund (the Administration Agreement) under which the Advisor performs certain administrative functions for the Fund, including (i) providing office space, telephones, office equipment and supplies for the Fund; (ii) paying the compensation of the Fund’s officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of the Fund; (iv) supervising preparation of the periodic updating of the Fund’s registration statement, including the Prospectus and SAI, for the purpose of filings with the SEC and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (v) supervising preparation of quarterly reports to the Fund’s shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of the Fund’s investment portfolio and the publication of the net asset value of the Fund’s shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to the Fund, including the custodian, transfer agent and printers; (viii) providing trading desk facilities for the Fund; (ix) supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the custodian and transfer agent) and preparing and filing of tax reports other than the Fund’s income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities. For its services under the Administration Agreement, the Advisor receives a monthly fee from the Fund at the annual rate of 0.10% of the Fund’s average daily net assets. For the fiscal year ended October 31, 2008 and the fiscal period ended October 31, 2007, the Advisor was entitled to $16,871 and $7,783, respectively, in administrative fees, all of which was waived by the Advisor, pursuant to an expense cap agreement.

In accordance with the terms of the Administration Agreement and with the approval of the Fund’s Board of Directors the Advisor has caused the Fund to retain State Street Bank and Trust Company (State Street) as sub-administrator under a fund accounting and administration agreement (the Sub-Administration Agreement). Under the Sub-Administration Agreement, State Street has assumed responsibility for performing certain of the foregoing administrative functions, including (i) determining the Fund’s net asset value and preparing these figures for publication; (ii) maintaining certain of the Fund’s books and records that are not maintained by the Advisor, custodian or transfer agent; (iii) preparing financial information for the Fund’s income tax returns, proxy statements, shareholders reports, and SEC filings; (iv) and responding to shareholder inquiries. The Advisor remains responsible for monitoring and overseeing the performance by State Street of its obligations to the Fund under its Sub-Administration Agreement with the Fund, subject to the overall authority of the Fund’s Board of Directors.

Under the terms of the Sub-Administration Agreement, the Fund pays State Street a monthly administration fee, computed on the basis of the aggregate net assets of all the funds in the Cohen & Steers Fund Complex at an annual rate equal to 0.03% of the first $2.2 billion in assets, 0.02% of the next $2.2 billion, and 0.01% of assets in excess of $4.4 billion, with a minimum fee per fund of $120,000. The aggregate fee paid by each of the Fund and the other funds in the Cohen & Steers Fund Complex to State Street is computed by calculating the effective rate for all the funds and multiplying the monthly average net assets of each respective fund in the complex by that effective rate. For those funds with preferred shares outstanding, the monthly average net assets will be adjusted by the monthly average liquidation value of the preferred shares. The Fund is then responsible for its pro rata amount of the aggregate administration fee. State Street also serves as the Fund’s custodian and transfer agent. See “Custodian and Transfer and Dividend Disbursing Agent”, below.

DISTRIBUTOR

Cohen & Steers Securities, LLC (the Distributor), located at 280 Park Avenue, New York, New York 10017, serves without charge as the distributor of shares of the Fund. The Distributor is not obligated to sell any specific amount of shares and will sell shares, as agent for the Fund, on a continuous basis only against orders to purchase shares.

The Distributor is an “affiliated person” of the Advisor, which is itself an affiliated person of the Fund. Those individuals identified above under “Management of the Fund” as Directors or officers of both the Fund and the Distributor are affiliated persons of both entities.

The Distributor receives a portion of the sales charge imposed on the sale, in the case of Class A shares, or redemption in the case of Class C shares (and in certain cases Class A shares) of Fund shares. For the fiscal year ended October 31, 2008 and the fiscal period ended October 31, 2007, the Distributor received $23,885 and $16,802, respectively, in combined commissions on sales of Class A and Class C shares.

The Distributor also receives payments pursuant to the Fund’s Distribution Plan as described in “Distribution Plan” below.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

State Street, which has its principal business at One Lincoln Street, Boston, Massachusetts 02111, has been retained to act as custodian of the Fund’s investments and as the Fund’s transfer and dividend disbursing agent. State Street has retained its wholly-owned subsidiary, Boston Financial Data Services, Inc. (the Transfer Agent), to provide transfer and dividend disbursing agency services to the Fund. Neither State Street nor Boston Financial has any part in deciding the Fund’s investment policies or which securities are to be purchased or sold for the Fund’s portfolio.

CODE OF ETHICS

The Fund, the Advisor, the Subadvisors and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act and, with respect to the Advisor and Subadvisors, Rule 204A-1 under the Investment Advisers Act of 1940, as amended. Each code of ethics, among other things, prohibits management personnel from investing in REITs and real estate securities, preferred securities and initial public offerings and requires pre-approval for investments in Cohen & Steers closed-end funds and private placements. In addition, the Independent Directors are prohibited from purchasing or selling any security if they knew or reasonably should have known at the time of the transaction that the security is being considered for purchase or sale by the Fund, or is being purchased or sold by the Fund.

PROXY VOTING

The Fund’s Board of Directors has delegated to the Advisor and Subadvisors the responsibility for voting proxies on behalf of the Fund, and has determined that the Advisor and each of the Subadvisors will vote proxies with respect to those portfolio securities for which they have investment responsibility. The following is a summary of the Proxy Voting Policies and Procedures.

Voting rights are an important component of corporate governance. The Advisor and each Subadvisor have three overall objectives in exercising voting rights:

A. Responsibility. The Advisor and Subadvisor shall seek to ensure that there is an effective means in place to hold companies accountable for their actions. While management must be accountable to its board, the board must be accountable to a company’s shareholders. Although accountability can be promoted in a variety of ways, protecting shareholder voting rights may be among our most important tools.

B. Rationalizing Management and Shareholder Concerns. The Advisor and Subadvisor seek to ensure that the interests of a company’s management and board are aligned with those of the company’s shareholders. In this respect, compensation must be structured to reward the creation of shareholder value.

C. Shareholder Communication. Since companies are owned by their shareholders, the Advisor and Subadvisor seek to ensure that management effectively communicates with its owners about the company’s business operations and financial performance. It is only with effective communication that shareholders will be able to assess the performance of management and to make informed decisions on when to buy, sell or hold a company’s securities.

In exercising voting rights, the Advisor and each Subadvisor follow the general principles set forth below.

•	The ability to exercise a voting right with respect to a security is a valuable right and, therefore, must be viewed as part of the asset itself.

•	In exercising voting rights, the Advisor and Subadvisor shall engage in a careful evaluation of issues that may materially affect the rights of shareholders and the value of the security.

•	Consistent with general fiduciary principles, the exercise of voting rights shall always be conducted with reasonable care, prudence and diligence.

•	In exercising voting rights on behalf of clients, the Advisor and Subadvisor shall conduct itself in the same manner as if the Advisor and Subadvisor were the constructive owner of the securities.

•	To the extent reasonably possible, the Advisor and Subadvisor shall participate in each shareholder voting opportunity.

•	Voting rights shall not automatically be exercised in favor of management-supported proposals.

•	The Advisor and Subadvisor, and its officers and employees, shall never accept any item of value in consideration of a favorable proxy voting decision.

Set forth below are general guidelines followed in exercising proxy voting rights:

Prudence. In making a proxy voting decision, the Advisor and each Subadvisor shall give appropriate consideration to all relevant facts and circumstances, including the value of the securities to be voted and the likely effect any vote may have on that value. Since voting rights must be exercised on the basis of an informed judgment, investigation shall be a critical initial step.

Third Party Views. While the Advisor and each Subadvisor may consider the views of third parties, the Advisor and Subadvisor shall never base a proxy voting decision solely on the opinion of a third party. Rather, decisions shall be based on a reasonable and good faith determination as to how best to maximize shareholder value.

Shareholder Value. Just as the decision whether to purchase or sell a security is a matter of judgment, determining whether a specific proxy resolution will increase the market value of a security is a matter of judgment as to which informed parties may differ. In determining how a proxy vote may affect the economic value of a security, the Advisor and each Subadvisor shall consider both short-term and long-term views about a company’s business and prospects, especially in light of our projected holding period on the stock (e.g., the Advisor and Subadvisor may discount long-term views on a short-term holding).

Set forth below are guidelines as to how specific proxy voting issues shall be analyzed and assessed. While these guidelines will provide a framework for the Advisor and each Subadvisor decision making process, the mechanical application of these guidelines can never address all proxy voting decisions. When new issues arise or old issues present nuances not encountered before, the Advisor and each Subadvisor must be guided by their reasonable judgment to vote in a manner that the Advisor and each Subadvisor deem to be in the best interests of the Fund and its shareholders. In addition, because the regulatory framework and the business cultures and practices vary from region to region, the below general guidelines may be inconsistent in certain circumstances for proxies of issuers of securities in Europe.

Uncontested Director Elections

Votes on director nominees should be made on a case-by-case basis using a “mosaic” approach, where all factors are considered in director elections and where no single issue is deemed to be determinative. For example, a nominee’s experience and business judgment may be critical to the long-term success of the portfolio company, notwithstanding the fact that he or she may serve on the board of more than four public companies. In evaluating nominees, the Advisor and each Subadvisor consider the following factors:

•	Whether the nominee attended less than 75 percent of the board and committee meetings without a valid excuse for the absences;

•	Whether the nominee is an inside or affiliated outside director and sits on the audit, compensation, or nominating committees;

•	Whether the nominee ignored a significant shareholder proposal that was approved by a (i) majority of the shares outstanding or (ii) majority of the votes cast for two consecutive years;

•

Whether the nominee, without shareholder approval, to our knowledge instituted a new poison pill plan, extended an existing plan, or adopted a new plan upon the expiration of an existing plan during the past year;

•	Whether the nominee is an inside or affiliated outside director and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees;

•	Whether the nominee is an insider or affiliated outsider on boards that are not at least majority independent;

•	Whether the nominee is the CEO of a publicly-traded company who serves on more than two public boards;

•	Whether the nominee serves on more than four public company boards;

•

Whether the nominee serves on the audit committee where there is evidence (such as audit reports or reports mandated under the Sarbanes Oxley Act) that there exists material weaknesses in the company’s internal controls;

•

Whether the nominee serves on the compensation committee if that director was present at the time of the grant of backdated options or options the pricing or the timing of which Advisor and Subadvisor believe may have been manipulated to provide additional benefits to executives;

•	Whether the nominee is believed by us to have a material conflict of interest with the portfolio company; and

•	Whether the nominee (or the overall board) in our view has a record of making poor corporate or strategic decisions or has demonstrated an overall lack of good business judgment.

The Advisor and each Subadvisor vote on a case-by-case basis for shareholder proposals requesting companies to amend their bylaws in order to create access to the proxy so as to nominate candidates for directors. The Advisor and each Subadvisor recognize the importance of shareholder access to the ballot process as a means to ensure that boards do not become self-perpetuating and self-serving. However, the Advisor and each Subadvisor are also aware that some proposals may promote certain interest groups and could be disruptive to the nomination process. Special attention will be paid to companies that display a chronic lack of shareholder accountability.

Proxy Contests

Director Nominees in a Contested Election. By definition, this type of board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Therefore, the economic impact of the vote in favor of or in opposition to that director or slate must be analyzed using a higher standard such as is normally applied to changes in control. Criteria for evaluating director nominees as a group or individually should also include: the underlying reason why the new slate (or individual director) is being proposed; performance; compensation; corporate governance provisions and takeover activity; criminal activity; attendance at meetings; investment in the company; interlocking directorships; inside, outside and independent directors; number of other board seats; and other experience. It is impossible to have a general policy regarding director nominees in a contested election.

Reimbursement of Proxy Solicitation Expenses. Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

Ratification of Auditors

The Advisor and each Subadvisor vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and are therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position. Generally, the Advisor and each Subadvisor vote against auditor ratification and withhold votes from audit committee members if non-audit fees exceed audit fees. The Advisor and each Subadvisor vote on a case-by-case basis on auditor rotation proposals. Criteria for evaluating the rotation proposal include, but are not limited to: tenure of the audit firm; establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; length of the rotation period advocated in the proposal; and any significant audit related issues. Generally, the Advisor and each Subadvisor vote against auditor indemnification and limitation of liability; however the Advisor and each Subadvisor recognize there may be situations where indemnification and limitations on liability may be appropriate.

Takeover Defenses

While the Advisor and each Subadvisor recognize that a takeover attempt can be a significant distraction for the board and management to deal with, the simple fact is that the possibility of a corporate takeover keeps management focused on maximizing shareholder value. As a result, the Advisor and each Subadvisor oppose measures that are designed to prevent or obstruct corporate takeovers because they can entrench current management. The following are our guidelines on change of control issues:

Shareholder Rights Plans. The Advisor and each Subadvisor acknowledge that there are arguments for and against shareholder rights plans, also known as “poison pills.” Companies should put their case for rights plans to shareholders. The Advisor and each Subadvisor review on a case-by-case basis management proposals to ratify a poison pill. The Advisor and each Subadvisor generally look for shareholder friendly features including a two- to three-year sunset provision, a permitted bid provision and a 20 percent or higher flip-in provision.

Greenmail. The Advisor and each Subadvisor vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Unequal Voting Rights. Generally, Advisor and Subadvisor vote against dual-class recapitalizations as they offer an effective way for a firm to thwart hostile takeovers by concentrating voting power in the hands of management or other insiders.

Classified Boards. Advisor and Subadvisor generally vote in favor of shareholder proposals to declassify a board of directors, although Advisor and Subadvisor acknowledge that a classified board may be in the long-term best interests of a company in certain situations. In voting on shareholder proposals to declassify a board of directors, Advisor and Subadvisor evaluate all facts and circumstances surrounding such proposal, including whether the shareholder proposing the de-classification has an agenda in making such proposal that may be at odds with the long-term best interests of the company or whether it would be in the best interests of the company to thwart a shareholder’s attempt to control the board of directors.

Cumulative Voting. Having the ability to cumulate our votes for the election of directors—that is, cast more than one vote for a director about whom they feel strongly—generally increases shareholders’ rights to effect change in the management of a corporation. Advisor and Subadvisor generally support, therefore, proposals to adopt cumulative voting.

Shareholder Ability to Call Special Meeting. the Advisor and Subadvisor votes on a case-by-case basis for shareholder proposals requesting companies to amend their governance documents (bylaws and/or charter) in order to allow shareholders to call special meetings. Advisor and Subadvisor recognize the importance on shareholder ability to call a special meeting, however, Advisor and Subadvisor are also aware that some proposals are put forth in order to promote the agenda(s) of certain special interest groups and could be disruptive to the management of the company.

Shareholder Ability to Act by Written Consent. Advisor and Subadvisor generally vote against proposals to allow or facilitate shareholder action by written consent. The requirement that all shareholders be given notice of a shareholders’ meeting and matters to be discussed therein seems to provide a reasonable protection of minority shareholder rights.

Shareholder Ability to Alter the Size of the Board. Advisor and Subadvisor generally vote for proposals that seek to fix the size of the board and vote against proposals that give management the ability to alter the size of the board without shareholder approval. While Advisor and Subadvisor recognize the importance of such proposals, Advisor and Subadvisor are however also aware that these proposals are sometimes put forth in order to promote the agenda(s) of certain special interest groups and could be disruptive to the management of the company.

Miscellaneous Board Provisions

Board Committees. Boards should delegate key oversight functions, such as responsibility for audit, nominating and compensation issues, to independent committees. The chairman and members of any committee should be clearly identified in the annual report. Any committee should have the authority to engage independent advisors where appropriate at the company’s expense.

Audit, nominating and compensation committees should consist solely of non-employee directors, who are independent of management.

Separate Chairman and CEO Positions. Advisor and Subadvisor will generally vote for proposals looking to separate the CEO and Chairman roles. Advisor and Subadvisor do acknowledge, however, that under certain circumstances, it may be reasonable for the CEO and Chairman roles to be held by a single person.

Lead Directors and Executive Sessions. In cases where the CEO and Chairman roles are combined, Advisor and Subadvisor will vote for the appointment of a “lead” (non-insider) director and for regular “executive” sessions (board meetings taking place without the CEO/Chairman present).

Majority of Independent Directors. Advisor and Subadvisor vote for proposals that call for the board to be composed of a majority of independent directors. Advisor and Subadvisor believe that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.

Independent Committees. Advisor and Subadvisor vote for shareholder proposals requesting that the board’s audit, compensation, and nominating committees consist exclusively of independent directors.

Stock Ownership Requirements. Advisor and Subadvisor support measures requiring senior executives to hold a minimum amount of stock in a company (often expressed as a percentage of annual compensation), requiring stock acquired through option exercise to be held for a certain minimum amount of time and issuing restricted stock awards instead of options.

Term of Office. Advisor and Subadvisor vote against shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

Director and Officer Indemnification and Liability Protection. Proposals concerning director and officer indemnification and liability protection should be evaluated on a case-by-case basis.

Board Size. Advisor and Subadvisor generally vote for proposals to limit the size of the board to 15 members or less.

Majority Vote Standard. Advisor and Subadvisor generally vote for proposals asking for the board to initiate the appropriate process to amend the company’s governance documents (charter or bylaws) to provide that director nominees shall be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders. Advisor and Subadvisor would generally review on a case-by-case basis proposals that address alternative approaches to a majority vote requirement.

Confidential Voting. Advisor and Subadvisor vote for shareholder proposals requesting that companies adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Advisor and Subadvisor also vote for management proposals to adopt confidential voting.

Bundled Proposals. Advisor and Subadvisor review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, Advisor and Subadvisor examine the benefits and costs of the packaged items. In instances where the joint effect of the conditioned items is not in shareholders’ best interests, Advisor and Subadvisor vote against the proposals. If the combined effect is positive, Advisor and Subadvisor support such proposals.

Date/Location of Meeting. Advisor and Subadvisor vote against shareholder proposals to change the date or location of the shareholders’ meeting. No one site will meet the needs of all shareholders.

Adjourn Meeting if Votes are Insufficient. Open-end requests for adjournment of a shareholder meeting generally will not be supported. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this policy to be carried out; the adjournment request will be supported.

Disclosure of Shareholder Proponents. Advisor and Subadvisor vote for shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.

Capital Structure

Increase Additional Common Stock. Advisor and Subadvisor generally vote for increases in authorized shares, provided that the increase is not greater than three times the number of shares outstanding and reserved for issuance (including shares reserved for stock-related plans and securities convertible into common stock, but not shares reserved for any poison pill plan). Votes generally are cast in favor of proposals to authorize additional shares of stock except where the proposal:

•	creates a blank check preferred stock; or

•	establishes classes of stock with superior voting rights.

Blank Check Preferred Stock. Votes generally are cast in opposition to management proposals authorizing the creation of new classes of preferred stock with unspecific voting, conversion, distribution and other rights, and management proposals to increase the number of authorized blank check preferred shares. Advisor and Subadvisor may vote in favor of this type of proposal when it receives assurances to its reasonable satisfaction that (i) the preferred stock was authorized by the board for the use of legitimate capital formation purposes and not for anti-takeover purposes, and (ii) no preferred stock will be issued with voting power that is disproportionate to the economic interests of the preferred stock. These representations should be made either in the proxy statement or in a separate letter from the company to the Advisor and Subadvisor.

Preemptive Rights. Votes regarding shareholder proposals seeking preemptive rights are determined on a case-by-case basis after evaluating:

•	The size of the company;

•	The shareholder base; and

•	The liquidity of the stock.

For example, it would be difficult to support a shareholder proposal that would require an S&P 500 company with over $1 billion in equity held by thousands of shareholders (with no single shareholder owning a significant percentage of outstanding shares) to implement preemptive rights each time it conducted a new offering. Such a requirement would be impractical and extremely costly. Moreover, at companies with that large of a shareholder base and the ease with which shareholders could preserve their relative interest through purchases of shares on the on the open market, the cost of implementing preemptive rights does not seem justifiable in relation to the benefits.

Dual Class Capitalizations. Because classes of common stock with unequal voting rights limit the rights of certain shareholders, Advisor and Subadvisor vote against adoption of a dual or multiple class capitalization structure.

Restructurings/Recapitalizations. Advisor and Subadvisor review proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis. In voting, Advisor and Subadvisor consider the following issues:

•	dilution—how much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

•	change in control—will the transaction result in a change in control of the company?

•	bankruptcy—generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

Share Repurchase Programs. Boards may institute share repurchase or stock buy-back programs for a number of reasons. The Advisor and each Subadvisor will generally vote in favor of such programs where the repurchase would be in the long-term best interests of shareholders, and where the company is not thought to be able to use the cash in a more useful way.

The Advisor and each Subadvisor will vote against such programs when shareholders’ interests could be better served by deployment of the cash for alternative uses, or where the repurchase is a defensive maneuver or an attempt to entrench management.

Targeted Share Placements. These shareholder proposals ask companies to seek stockholder approval before placing 10% or more of their voting stock with a single investor. The proposals are typically in reaction to the placement by various companies of a large block of their voting stock in an ESOP, parent capital fund or with a single friendly investor, with the aim of protecting themselves against a hostile tender offer. These proposals are voted on a case-by-case basis after reviewing the individual situation of the company receiving the proposal.

Executive and Director Compensation

Stock-based Incentive Plans. Votes with respect to compensation plans should be determined on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders). Other matters included in our analysis are the amount of the company’s outstanding stock to be reserved for the award of stock options or restricted stock, whether the exercise price of an option is less than the stock’s fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices. Every award type is valued. An estimated dollar cost for the proposed plan and all continuing plans is derived. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth and will be considered along with dilution to voting power. Once the cost of the plan is estimated, it is compared to an allowable industry-specific and market cap-based dilution cap.

If the proposed plan cost is above the allowable cap, an against vote is indicated. If the proposed cost is below the allowable cap, a vote for the plan is indicated unless the plan violates the repricing guidelines. If the company has a history of repricing options or has the express ability to reprice underwater stock options without first securing shareholder approval under the proposed plan, the plan receives an against vote—even in cases where the plan cost is considered acceptable based on the quantitative analysis.

The Advisor and each Subadvisor vote against equity plans that have high average three year burn rates, unless the company has publicly committed to reduce the burn rate to a rate that is comparable to its peer group (as determined by the Advisor and each Subadvisor).

Approval of Cash or Cash-and-Stock Bonus Plans. The Advisor and each Subadvisor vote for cash or cash-and-stock bonus plans to exempt the compensation from limits on deductibility under the provisions of Section 162(m) of the Internal Revenue Code of 1986, as amended (the Code).

Executive Compensation. Executive compensation should be tied to the performance of the executive and the company as well as relevant market conditions. The Advisor and each Subadvisor feel that the performance criteria and specific amounts and types of executive compensation are best decided by a company’s board of directors and/or its compensation committee and fully disclosed to shareholders.

The Advisor and each Subadvisor will, however, vote for shareholder proposals that call for shareholders to vote, in a non-binding manner, on executive pay since such vote is non-binding and is merely informative for the board of directors and/or compensation committee. Further, Advisor and Subadvisor generally vote for shareholder proposals that seek additional disclosure of executive and director pay information.

Reload/Evergreen Features. Advisor and Subadvisor will generally vote against plans that enable the issuance of reload options and that provide an automatic share replenishment (“evergreen”) feature.

Golden Parachutes. Advisor and Subadvisor oppose the use of accelerated employment contracts that result in cash grants of greater than three times annual compensation (salary and bonus) in the event of termination of employment following a change in control of a company. In general, the guidelines call for voting against “golden parachute” plans because they impede potential takeovers that shareholders should be free to consider. Advisor and Subadvisor generally withhold our votes at the next shareholder meeting for directors who to our knowledge approved golden parachutes.

401(k) Employee Benefit Plans. Advisor and Subadvisor vote for proposals to implement a 401(k) savings plan for employees.

Employee Stock Purchase Plans. Advisor and Subadvisor support employee stock purchase plans, although Advisor and Subadvisor generally believe the discounted purchase price should be at least 85% of the current market price.

Option Expensing. Advisor and Subadvisor vote for shareholder proposals to expense fixed-price options.

Vesting. Advisor and Subadvisor believe that restricted stock awards normally should vest over at least a two-year period.

Option Repricing. Stock options generally should not be re-priced, and never should be re-priced without shareholder approval. In addition, companies should not issue new options, with a lower strike price, to make up for previously issued options that are substantially underwater. The Advisor and Subadvisor will vote against the election of any slate of directors that, to its knowledge, has authorized a company to re-price or replace underwater options during the most recent year without shareholder approval.

Stock Holding Periods. Generally vote against all proposals requiring executives to hold the stock received upon option exercise for a specific period of time.

Transferable Stock Options. Review on a case-by-case basis proposals to grant transferable stock options or otherwise permit the transfer of outstanding stock options, including cost of proposal and alignment with shareholder interests.

Recoup Bonuses. Advisor and Subadvisor vote on a case-by-case on shareholder proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation.

Incorporation

Reincorporation Outside of the United States. Generally, Advisor and Subadvisor will vote against companies looking to reincorporate outside of the U.S.

Voting on State Takeover Statutes. Advisor and Subadvisor review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti greenmail provisions, and disgorgement provisions). In voting on these shareholder proposals, Advisor and Subadvisor evaluate all facts and circumstances surrounding such proposal, including whether the shareholder proposing such measure has an agenda in making such proposal that may be at odds with the long-term best interests of the company or whether it would be in the best interests of the company to thwart a shareholder’s attempt to control the board of directors.

Voting on Reincorporation Proposals. Proposals to change a company’s state of incorporation are examined on a case-by-case basis. In making our decision, Advisor and Subadvisor review management’s rationale for the proposal, changes to the charter/bylaws, and differences in the state laws governing the companies.

Mergers and Corporate Restructurings

Mergers and Acquisitions. Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account factors including the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Advisor and Subadvisor vote against proposals that require a super-majority of shareholders to approve a merger or other significant business combination. Advisor and Subadvisor support proposals that seek to lower super-majority voting requirements.

Nonfinancial Effects of a Merger or Acquisition. Some companies have proposed a charter provision which specifies that the board of directors may examine the nonfinancial effect of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. Advisor and Subadvisor generally vote against proposals to adopt such charter provisions. Advisor and Subadvisor feel it is the directors’ fiduciary duty to base decisions solely on the financial interests of the shareholders.

Corporate Restructuring. Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, “going private” proposals, spin-offs, liquidations, and asset sales, should be considered on a case-by-case basis.

Spin-offs. Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales. Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Liquidations. Votes on liquidations should be made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Appraisal Rights. Advisor and Subadvisor vote for proposals to restore, or provide shareholders with, rights of appraisal. Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions the right to demand a judicial review in order to determine a fair value for their shares.

Changing Corporate Name. Advisor and Subadvisor vote for changing the corporate name.

Social Issues.

Advisor and Subadvisor believe that it is the responsibility of the board and management to run a company on a daily basis. With this in mind, in the absence of unusual circumstances, Advisor and Subadvisor do not believe that shareholders should be involved in determining how a company should address broad social and policy issues. As a result, Advisor and Subadvisor generally vote against these types of proposals, which are generally initiated by shareholders, unless Advisor and Subadvisor believe the proposal has significant economic implications.

The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filings are available (i) without charge, upon request, by calling the Fund toll-free at (800) 437-9912 and (ii) on the SEC’s website (http://www.sec.gov).

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of the Board of Directors, decisions to buy and sell securities for the Fund and negotiation of its brokerage commission rates are made by the Advisor and each Subadvisor as relevant. Transactions on U.S. and non-U.S. stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten or agency placed issues at prices that reflect underwriting or placement fees. In accordance with procedures approved by the Board, and subject to their supervision, the Fund may purchase securities in offerings for which an affiliate of the Advisor receives a fee for serving as placement agent to the issuer. The Advisor or a Subadvisor will only cause the Fund to engage in these transactions if the Advisor deems such participation to be in the best interests of the Fund. In certain circumstances, regulatory restrictions may prevent the Fund from purchasing securities in an offering in which the Advisor’s affiliate serves as placement agent of the issuer, and the Fund’s inability to participate could be deemed to be to the detriment of the Fund.

In selecting a broker to execute each particular transaction, the Advisor and each Subadvisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered.

In addition, the Advisor and each Subadvisor as relevant may receive research services from a broker in connection with initiating portfolio transactions for the Fund. Research services include pricing and market data services. The Advisor or a Subadvisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged solely for execution services for that transaction if the Advisor or Subadvisor, as the case may be, determines in good faith that the commission was reasonable in relation to the value of the research service provided. Research and investment information is provided by these and other brokers at no cost to the Advisor or Subadvisors and is available for the benefit of other accounts advised by the Advisor or Subadvisor and their affiliates, and not all of the information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Advisor’s or Subadvisors’ expenses, it is not possible to estimate its value and in the opinion of the Advisor and Subadvisors it does not reduce the Advisor or Subadvisors’ expenses in a determinable amount. The extent to which the Advisor or Subadvisors makes use of statistical, research and other services furnished by brokers is considered by the Advisor or Subadvisors in the allocation of brokerage business but there is no formula by which such business is allocated. The Advisor or Subadvisors do so in accordance with their judgment of the best interests of the Fund and its shareholders. The Advisor or each Subadvisors may also take into account payments made by brokers effecting transactions for the Fund to other persons on behalf of the Fund for services provided to it for which the Fund would be obligated to pay (such as custodial or professional fees.)

For the fiscal year ended October 31, 2008 and the fiscal period ended October 31, 2007, the Fund paid a total of $61,000 and $46,000, respectively in brokerage commissions. Of such amount, $28,488 and $262, respectively, was placed with brokers or dealers who provide research and investment information. The Fund’s portfolio turnover rate for the fiscal period ended October 31, 2008 was 103%.

ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

The Fund was incorporated on January 29, 2007 as a Maryland corporation and is authorized to issue 600,000,000 shares of Common Stock, $.001 par value. The authorized shares of the Fund are currently divided into three classes designated Class A Common Stock, Class C Common Stock and Class I Common Stock. The Fund shall, to the extent permitted by applicable law, have the right, at its option, at any time to redeem shares owned by any shareholder of any class if the Board of Directors has determined that it is in the best interests of the Fund to redeem the shares. The Fund’s shares have no preemptive or conversion rights. Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and service fees, which may affect performance, and (ii) each class has exclusive voting rights on any matter submitted to shareholders that affects only that class, including any matter that relates to that class’ Distribution Plan and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. With the exceptions noted above, each share has equal voting, dividend, distribution and liquidation rights. All shares of the Fund, when duly issued, will be fully paid and nonassessable. Stockholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in the Fund’s Articles of Incorporation and By-Laws.

DEALER REALLOWANCES

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares, as set forth below:

Investment Amount	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Regular Dealer Reallowance as a % of Offering Price
Less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.25%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1 million	2.25%	2.30%	1.75%
$1 million or more	None	None	None (2)

(1)	“Offering Price” is the amount that you actually pay for Fund shares; it includes the initial sales charge.
(2)	See “Other Information.”

DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan and related agreements pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a distribution plan adopted by the investment company’s Board of Directors and approved by its shareholders. Under the Distribution Plan, the Fund will pay to the Distributor, as compensation for acting as principal underwriter of the Fund’s shares and as reimbursement of the distribution expenses incurred therewith, a fee at annual rates not to exceed 0.25% and 0.75% of the average net assets of the Fund attributable to Class A shares and Class C shares, respectively. The Distributor may use such amounts to pay various distribution-related expenses, including (i) to make payments to brokers, financial institutions and other financial intermediaries (payee(s)) who have rendered distribution assistance and (ii) for other expenses such as advertising costs and the payment for printing and distribution of prospectuses to prospective investors. The Class I shares do not participate in the Distribution Plan. In addition to the amounts required by the Distribution Plan, the Distributor may, in its discretion, pay additional amounts from its own resources. The Directors have determined that there is a reasonable likelihood the Distribution Plan will benefit the Fund and its Class A and Class C shareholders. The expected benefits include greater sales and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow.

For the fiscal year ended October 31, 2008 and the fiscal period from April 13, 2007 (Commencement of Operations) to October 31, 2007, with respect to the Class A shares, the Fund paid distribution fees for expenditures under the Distribution Plan, in the aggregate amount of $21,114 and $8,093, respectively.

For the fiscal year ended October 31, 2008 and the fiscal period from April 13, 2007 (Commencement of Operations) to October 31, 2007, with respect to the Class C shares, the Fund paid distribution fees for expenditures under the Distribution Plan, in the aggregate amount of $34,890 and $15,965, respectively.

Under the Distribution Plan, the Fund’s Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Distribution Plan the selection and nomination of the Independent Directors are at the discretion of the Independent Directors currently in office.

The Distribution Plan and related agreements were duly approved by the shareholders and may be terminated at any time by a vote of the shareholders or by vote of the Independent Directors. The Distribution Plan and related agreements may be renewed from year to year if approved by a vote of the Board of Directors, and by the vote of the Independent Directors cast in person at a meeting called for the purpose of voting on such renewal. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Distribution Plan must be approved by a vote of the Board of Directors and of the Independent Directors, cast in person at a meeting called for the purpose of such vote.

Pursuant to the rules of the Financial Industry Regulatory Authority (FINRA), the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of the Fund may not exceed 0.75 of 1% per class. The 6.25% limitation applies to each class of the Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.

DETERMINATION OF NET ASSET VALUE

Net asset value per share of each class is determined by the Fund on each day the New York Stock Exchange (the NYSE) is open for trading.

For purposes of determining the net asset value of each Class of the Fund, readily marketable portfolio securities principally traded on any exchange or similar regulated market reporting contemporaneous transaction prices are valued, except as indicated below, at the last sale price reflected on such principal market on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if there is no asked price, or if no asked price is available, the bid price may be used. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor and Subadvisor to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the Pink Sheets or such other comparable source as the Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. The prices provided by a pricing service take into account institutional size trading in similar groups of securities and any developments related to specific securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

For purposes of determining the Fund’s net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank which is a regular participant in the institutional foreign exchange markets or on the basis of a pricing service which takes into account the quotes provided by a number of such major banks.

REDUCING THE INITIAL SALES LOAD ON CLASS A SHARES

As discussed in the Prospectus for Class A shares, the size of the total investment in the Class A shares of the Fund will affect your sales load. Described below are several methods to reduce the applicable sales load. In order to obtain a reduction in the sales load, an investor must notify, at the time of purchase, his or her dealer, the transfer agent or the Distributor of the applicability of one of the following:

Rights of Aggregation. The size of the total investment applies to the total amount being invested by any “person,” which term includes an individual, his or her spouse and children under the age of 21, a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under the Code) although more than one beneficiary is involved, or any U.S. bank or investment advisor purchasing shares for its investment advisory clients or customers. Any such person purchasing for several accounts at the same time may combine these investments into a single transaction in order to reduce the applicable sales charge.

Rights of Accumulation. Class A shares of the Fund may be purchased at a reduced sales charge by a “person” (as defined above) who is already a shareholder of the Fund and/or a shareholder of other Cohen & Steers open-end funds that impose initial sales charges (Eligible Funds) by taking into account not only the amount then being invested, but also the current net asset value of the shares of the Fund and other Eligible Funds already held by such person. If the current net asset value of the qualifying shares already held plus the net asset value of the current purchase exceeds a point in the schedule of sales charges at which the charge is reduced to a lower percentage, the entire current purchase is eligible for the reduced charge. To be entitled to a reduced sales charge pursuant to the Rights of Accumulation, the investor must notify his or her dealer, the transfer agent or the Distributor at the time of purchase that he or she wishes to take advantage of such entitlement, and give the numbers of his or her account, and those accounts held in the name of his or her spouse or for a minor child, and the specific relationship of each such other person to the investor.

Letter of Intention. An investor may also qualify for a reduced sales charge by completing a Letter of Intention (the Letter) set forth in the Subscription Agreement in the Prospectus or on a separate form for this purpose which is available from the Fund. This enables the investor to aggregate purchases of shares of the Fund and other Eligible Funds during a 12-month period for purposes of calculating the applicable sales charge. All shares of the Fund and other Eligible Funds currently owned by the investor will be credited as purchases toward the completion of the Letter at the greater of their net asset value on the date the Letter is executed or their cost. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter. For each investment made, the investor must notify his or her dealer, the transfer agent or the Distributor that a Letter is on file along with all account numbers associated with the Letter.

The Letter is not a binding obligation on the investor. However, 5% of the amount specified in the Letter will be held in escrow, and if the investor’s purchases are less than the amount specified, the investor will be requested to remit to the Fund an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. However, the sales charge applicable to the investment will in no event be higher than if the shareholder had not submitted a Letter.

Sales at Net Asset Value. Class A shares of the Fund may be sold at net asset value without regard to investment amount (i) to registered representatives or employees (and their immediate families) of authorized dealers, or to any trust, pension, profit-sharing or other benefit plan for only such persons, (ii) to banks or trust companies or their affiliates when the bank, trust company, or affiliate is authorized to make investment decisions on behalf of a client, (iii) to investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, (iv) to clients of such investment advisors and financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker, agent, investment advisor or financial institution, and (v) to retirement and deferred compensation plans provided that (a) such plan has total assets of at least $1 million and (b) such plan has at least 50 participating employees. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent. Class A shares of the Fund may also be sold at net asset value to current officers, Directors and employees of the Fund, the Advisor and the Distributor (and their immediate families), employees (and their immediate families) of certain firms providing services to the Fund (such as the custodian and shareholder servicing agent), and to any trust, pension, profit-sharing or other benefit plan for only such persons.

SALE OF FUND SHARES

The Fund will pay redemption proceeds in cash, by check or wire, unless the Board of Directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the Fund. In the event that this were to occur, for redemptions by a shareholder within a 90 day period, greater than the lesser of (1) $250,000 or (2) 1% of the Fund’s net asset value at the beginning of the period, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the Fund transferred into your name. You would then incur brokerage costs in converting the securities to cash.

The Fund will charge a redemption fee of 2.00% of the value of certain Class A shares and Class I shares sold or exchanged within 60 days of the time of purchase (other than shares acquired through reinvestment of dividends and other distributions). For purposes of calculating the redemption fee, shares that are held longer than 60 days and shares acquired by reinvestments of distributions will be deemed to have been sold first. The redemption fee may be waived with the approval of the Fund, for redemptions or exchanges: (i) by retirement pension, profit sharing, deferred compensation and other qualified plans, bank or trust company accounts, and certain other omnibus-type accounts, (ii) by accounts of certain asset allocation or wrap programs where the redemption is in connection with a regularly scheduled automatic rebalancing of assets, (iii) due to death or disability of a shareholder, (iv) in connection with required distributions from an IRA or qualified retirement plan, and (v) such other redemptions as approved by the fund.

The Fund reserves the right to modify or eliminate these waivers at any time.

In addition to the circumstances noted above, the Fund reserves the right to grant additional waivers based on such factors as operational limitations, contractual limitations and further guidance from the SEC or other regulators.

The sales of Class A shares at net asset value described in this section are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the Class A shares will not be resold except through redemption. Such notice must be given to the transfer agent or the Distributor at the time of purchase on a form for this purpose as available from the Fund.

CONTINGENT DEFERRED SALES CHARGES

CLASS A SHARES

With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class A shares will be waived on certain redemptions, as described below under “Contingent Deferred Sales Charges Class C Shares.” In determining the contingent deferred sales charge applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends and distributions) and, second, of shares held longest during the time they are subject to the sales charge. Proceeds from the contingent deferred sales charge on Class A shares are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the Fund in connection with the sales of Class A shares, such as the payment of compensation to selected dealers or financial intermediaries for selling Class A shares.

CLASS C SHARES

Class C shares that are redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%, charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70  1/2, or (iii) that had been purchased by present or former Directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative.

In determining the contingent deferred sales charge applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because the shares have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of any shares held longest during the time they are subject to the sales charge.

Proceeds from the contingent deferred sales charge are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the Fund in connection with the sale of the Class C shares, such as the payment of compensation to dealers and financial intermediaries for selling Class C shares.

CLASS I SHARES

Class I shares are not subject to a contingent deferred sales charge. Please see the Class I Prospectus for a further discussion of Class I shares.

FUND REORGANIZATIONS

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any contingent deferred sales charge (CDSC) will be waived in connection with the redemption of shares of the Fund if the Fund is combined with another Cohen & Steers mutual fund, or in connection with a similar reorganization transaction.

OTHER INFORMATION

The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries as compensation for distribution, administrative or other services. These payments (Additional Payments) are in addition to the compensation these intermediaries receive from sales commissions, 12b-1 fees and shareholder service fees, as described in the Prospectus. These Additional Payments may take the form of, among other things, “due diligence” payments for an intermediary’s examination of the Fund and payments for providing extra employee training and information relating to the Fund; “listing” fees for the placement of the Fund on an intermediary’s list of mutual funds available for purchase by its customers; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; payments for the sale of shares and/or the maintenance of share balances; and fees for subaccounting, administrative and/ or shareholder processing services that are in addition to the shareholder servicing fees paid by the Fund. The Additional Payments may be a fixed dollar amount, may be based on the number of customer accounts maintained by a dealer, or may be based on a percentage of the value of shares sold to, or held by, customers of the intermediary.

The Advisor and Distributor may from time to time pay additional cash or non-cash incentives to intermediaries in connection with the sale of shares of the Fund, subject to applicable rules of FINRA. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or non-cash incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. Such incentives may include payment for attendance at seminars or payment for occasional meals, sporting events, theater performances or comparable entertainment. Such dealer may elect to receive cash incentives of equivalent amount in lieu of such payments.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAXATION OF THE FUND

The Fund has elected to be treated as and intends to qualify annually as, a regulated investment company under the Code.

To qualify for the favorable U.S. federal income tax treatment generally accorded to a regulated investment company, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from: (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a Qualified Publicly Traded Partnership); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (I) cash and cash items, U.S. government securities, the securities of other regulated investment companies and (II) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (which includes among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses, but determined without regard to the deduction for dividend paid) and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income for such taxable year. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gain net income for previous years that was not distributed during those years.

If for any taxable year the Fund does not qualify as a regulated investment company or satisfy the 90% distribution requirement, all of its taxable income (including its net capital gain) will be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

DISTRIBUTIONS

Dividends paid out of the Fund’s current and accumulated earnings and profits will, except in the case of distributions of qualified dividend income and capital gain dividends described below, be taxable to a U.S. shareholder as ordinary income to the extent of the Fund’s earnings and profits. For taxable years beginning on or before December 31, 2010, qualified dividend income received by individual shareholders is taxed at rates equivalent to long-term capital gain tax rates, which reach a maximum of 15%. Qualified dividend income generally includes dividends from domestic corporations and dividends from “qualified foreign corporations” although dividends paid by REITs will not generally be eligible to qualify as qualified dividend income. A foreign corporation is a “qualified foreign corporation” if it is (1) incorporated in a possession of the United States or is eligible for benefits of a comprehensive income tax treaty with the United States that the United States Treasury Department determines is satisfactory for this purpose and that includes an exchange of information program or (2) any other foreign corporation with respect to any dividend paid by such corporation if the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States. A “qualified foreign corporation” does not include any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. The Fund generally can pass the tax treatment of qualified dividend income it receives through to Fund shareholders. For the Fund to receive qualified dividend income, the Fund must meet certain holding period requirements for the stock on which the otherwise qualified dividend is paid. In addition, the Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. The same provisions, including the holding period requirements, apply to each shareholder’s investment in the Fund. The provisions of the Code applicable to qualified dividend income and the 15% maximum individual tax rate on long-term capital gains are currently effective through 2010. Thereafter, qualified dividend income will no longer be taxed at the rates applicable to long-term capital gains, and the maximum individual tax rate on long-term capital gains will increase to 20%, unless Congress enacts legislation providing otherwise. Because of the fact-specific nature of the inquiry, the Fund cannot predict at this time what portion, if any, of the dividends it will receive from foreign corporations will be eligible for the reduced rates of taxation applicable to qualified dividend income.

Distributions of net capital gain, if any, designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

Dividends designated by the Fund and received by corporate shareholders of the Fund will qualify for the dividends received deduction (the DRD) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations (other than REITs) for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (i) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (ii) if the Fund fails to meet certain holding period requirements for the stock on which the dividend is paid or (iii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the DRD may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or by application of the Code.

Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional shares of the Fund.

The Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his or her pro rata share of such gain, with the result that each shareholder will (i) be required to report his or her pro rata share of such gain on his or her tax return as long-term capital gain, (ii) receive a refundable tax credit for his or her pro rata share of tax paid by the Fund on the gain and (iii) increase the tax basis for his or her shares by an amount equal to the deemed distribution less the tax credit.

Stockholders will be notified annually as to the U.S. federal tax status of distributions.

SALE OR EXCHANGE OF FUND SHARES

Upon the sale or other disposition of shares of the Fund which a shareholder holds as a capital asset, including an exchange of shares in the Fund for shares of another Cohen & Steers fund, such shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder’s holding period for the shares. A shareholder who exchanges shares in the Fund for shares of another Cohen & Steers fund will have a tax basis in the newly-acquired fund shares equal to the amount invested and will begin a new holding period for federal income tax purposes.

If a shareholder exchanges shares in the Fund held for 90 days or less for shares in another Cohen & Steers fund pursuant to a reinvestment right, the sales charge incurred in the purchase of the Fund shares exchanged may not be added to the tax basis in determining gain or loss for federal income tax purposes to the extent an otherwise applicable sales charge on the purchase of the newly-acquired shares is reduced pursuant to the reinvestment right. Instead, the sales charge for the exchanged Fund shares shall be added to the cost basis of the newly-acquired shares for purposes of determining gain or loss on the disposition of such newly-acquired fund shares, if such newly-acquired fund shares are not disposed of in a similar exchange transaction within 90 days. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) with substantially similar shares within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service (IRS) a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

NATURE OF FUND’S INVESTMENTS

Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions and (vii) produce income that will not qualify as good income under the 90% annual gross income test described above. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

ORIGINAL ISSUE DISCOUNT SECURITIES

Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the original issue discount) each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

OPTIONS AND HEDGING TRANSACTIONS

The taxation of equity options and over-the-counter options on debt securities is governed by Section 1234 of the Code. Pursuant to Section 1234 of the Code, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security, and any resulting gain or loss will be capital gain or loss and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options, futures contracts and forward contracts in which the Fund may invest are “Section 1256 contracts” governed by Section 1256 of the Code. Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on December 31 of each year) are “marked-to-market” (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, or futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed prior to the end of the 30th day after the close of the taxable year, if certain conditions are met.

INVESTMENT IN NON-U.S. SECURITIES

Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries, which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. If more than 50% of the value of the Fund’s total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Fund may elect to “pass through” to the Fund’s shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his or her pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his or her pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his or her pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. In certain circumstances, a shareholder that (i) has held shares of the Fund for less than a specified minimum period during which it is not protected from risk of loss or (ii) is obligated to make payments related to the dividends will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares. Additionally, the Fund must also meet this holding period requirement with respect to its foreign stocks and securities in order for “creditable” taxes to flow-through. Each shareholder should consult his or her own tax adviser regarding the potential application of foreign tax credits.

PASSIVE FOREIGN INVESTMENT COMPANY

If the Fund purchases shares in a “passive foreign investment company” (a PFIC), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code (a QEF), in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the QEF, even if not distributed to the Fund. Alternatively, the Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income.

Under either election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above).

Dividends from a PFIC and certain other foreign corporations are not eligible for treatment as “qualified dividend income.” See “Distributions” above for a discussion regarding the taxation of qualified dividend income.

Certain other “anti-deferral” rules could apply to the extent the Fund owns 10% or more of the voting powers of the voting stock of a “controlled foreign corporation.”

FOREIGN CURRENCY TRANSACTIONS

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

INVESTMENTS IN SECURITIES OF UNCERTAIN TAX CHARACTER

The Fund may invest in preferred securities or other securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the Internal Revenue Service (the IRS). To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS

The Fund may invest in U.S. REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice recently issued by the IRS, the Code and Treasury regulations to be issued, a portion of the Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to Federal income tax in all events. The excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. Federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest Federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. The Advisor does not intend on behalf of the Fund to invest in U.S. REITs, a substantial portion of the assets of which generates excess inclusion income.

BACKUP WITHHOLDING

The Fund may be required to withhold U.S. Federal income tax on all taxable distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. Federal income tax liability.

FOREIGN SHAREHOLDERS

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a foreign shareholder) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholders (see Taxation—Investment in Real Estate Investment Trusts above), which tax is generally withheld from such distributions. However, under the American Jobs Creation Act of 2004 (the 2004 Act) and the Tax Increase Prevention and Reconciliation Act of 2005 (the 2005 Act), an exemption is created under which the U.S. source withholding taxes are no longer imposed on dividends paid by regulated investment companies to the extent such dividends are designated as “interest-related dividends” or “short-term capital gain dividends.” Under this exemption, interest-related dividends and short-term capital gain dividends generally represent distributions of interest or short-term capital gains that would not have been subject to U.S. withholding tax at the source if they had been received directly by a foreign person, and that satisfy certain other requirements. The exemption applies to dividends with respect to taxable years of regulated investment companies beginning after December 31, 2004 and before January 1, 2008.

Capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. withholding tax. In the case of a foreign shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax on distributions of net capital gain unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption (generally by providing an Internal Revenue Service Form W-8BEN).

Under the 2004 Act and the 2005 Act, if the Fund is a “U.S. real property holding corporation,” or would be but for the operation of certain exclusions, distributions by the Fund attributable to gains from “U.S. real property interests,” which may include gain on the sale of shares in certain “non-domestically controlled” U.S. REITs and certain capital gain dividends from U.S. REITs, will generally cause the foreign shareholder to be treated as recognizing such gain as income effectively connected to a trade or business within the United States (subject to the rules described below for effectively connected income). Generally, the Fund is required to withhold at a 35% rate on a distribution to a foreign shareholder attributable to gains from U.S. real property interests, and such a distribution may subject a foreign shareholder to a U.S. tax filing obligation and may create a branch profits tax liability for foreign corporate shareholders. Under a de minimis exception to the rule described above, if a foreign shareholder has not held more than 5% of the Fund’s shares at any time during the one-year period ending on the date of the distribution, the foreign shareholder is not treated as receiving a distribution attributable to gains from U.S. real property interests, but is, instead, treated as receiving an ordinary distribution subject to U.S. tax at the rate of 30% (or lower treaty rate). Pursuant to the 2004 Act and the 2005 Act, after December 31, 2007, a distribution from the Fund will be treated as attributable to gains from U.S. real property interests only if such distribution is attributable to certain capital gain distributions received by the Fund from a U.S. REIT. Any gain that a foreign shareholder realizes upon the sale or exchange of such shareholder’s shares of the Fund will ordinarily be exempt from U.S. tax unless (i) in the case of a shareholder that is a nonresident alien individual, the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or (ii) at any time during the shorter of the period during which the foreign shareholder held such shares of the Fund and the five-year period ending on the date of the disposition of those shares, the Fund was a U.S. real property holding corporation and the foreign shareholder actually or constructively held more than 5% of the Fund’s shares, in which event described in (ii), the gain would be taxed in the same manner as for a U.S. shareholder, as discussed above. A corporation is a “U.S. real property holding corporation” if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of the Fund, U.S. real property interests include interests in stock in U.S. real property holding corporations (other than stock of a REIT controlled by U.S. persons and holdings of 5% or less in the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities.

Under recently enacted legislation, foreign shareholders that engage in certain “wash sale” and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from the Fund that would be treated as gain effectively connected with a United States trade or business will be treated as having received such distributions. All shareholders of the Fund should consult their tax advisors regarding the application of this recently enacted legislation.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein.

Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

OTHER TAXATION

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Stroock & Stroock & Lavan LLP serves as counsel to the Fund and is located at 180 Maiden Lane, New York, New York 10038-4982.

PricewaterhouseCoopers LLP has been appointed as the independent registered public accounting firm for the Fund. The address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, New York 10017.

FINANCIAL STATEMENTS

The Fund’s audited financial statements for the fiscal year ended October 31, 2008 and the fiscal period from inception through October 31, 2007, including notes thereto, are incorporated by reference in this SAI from the Fund’s Annual Report dated October 31, 2008.

EURAXSAI

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